UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2011

Item 1. Reports to Stockholders

Annual report Delaware Dividend Income Fund November 30, 2011 Income and growth mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Dividend Income Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Dividend Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation
and top 10 equity holdings	10
Statement of net assets	13
Statement of operations	34
Statements of changes in net assets	36
Financial highlights	38
Notes to financial statements	48
Report of independent registered
public accounting firm	66
Other Fund information	67
Board of trustees/directors and
officers addendum	72
About the organization	82

Unless otherwise noted, views expressed herein are current as of Nov. 30, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Dividend Income Fund	December 6, 2011

Performance preview (for the year ended November 30, 2011)
Delaware Dividend Income Fund (Class A shares)	1-year return	+4.39%
S&P 500® Index (benchmark)	1-year return	+7.84%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Dividend Income Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

For the fiscal year ended Nov. 30, 2011, Delaware Dividend Income Fund Class A shares returned +4.39% at net asset value and -1.63% at maximum offer price (both figures reflect all distributions reinvested). For the same period, the Fund’s benchmark, the S&P 500 Index, returned +7.84%. Complete annualized performance for Delaware Dividend Income Fund is shown in the table on page 4.

An up-and-down year for many investors

Financial markets were highly volatile during the Fund’s fiscal year, especially during the second half of the period. Much of the turmoil came from the mounting debt crisis in Europe.

Greece remained at the center of the crisis, though other troubled countries shifted to the forefront of investors’ minds. Italy emerged as the newest and most serious trouble spot thus far — not surprising, given the nation’s role as the euro zone’s third-largest economy, coupled with its very high debt burden and low growth rate. Investors began to worry that the region’s political and monetary institutions were not up to the challenge of repairing the damage.

Financial markets were also affected by concerns about the health of the U.S. economy. In the first half of the Fund’s fiscal year, evidence pointed to sluggish

The Fund’s primary objective is to seek high current income, together with the potential for capital appreciation. In managing the Fund, we pursue these goals by investing broadly in a range of income-generating securities. These include “core” fixed income holdings (such as Treasury and agency securities), as well as investment grade and high yield corporate bonds, convertible securities, REITs, and large-cap value stocks.

Portfolio management review
Delaware Dividend Income Fund

but steady economic growth. Against this backdrop, the S&P 500 Index, a measure of the broad U.S. stock market, continued to trend upward. Beginning in late July 2011, however, market conditions began to deteriorate, due in part to skepticism about whether U.S. political leaders would successfully handle the nation’s own debt-related issues. In early August, credit rating agency Standard & Poor’s demonstrated this uncertainty by downgrading the U.S. sovereign credit rating for the first time in history. (Data: Bloomberg.)

Although these serious issues remained unresolved at the close of the Fund’s fiscal year in late November, many investors became more optimistic that European policy makers could resolve the region’s debt crisis. Furthermore, economic growth in the U.S. appeared to be more resilient than many had thought. An increasing amount of data suggested a slowly improving U.S. economy. In August 2011, the Federal Reserve announced plans to maintain its short-term target interest rate of near zero until at least 2013. In November, unemployment drifted downward to 8.6%. Overall, the S&P 500 finished the Fund’s fiscal year on a strong upswing, gaining nearly 8% for the 12-month period. (Source: Dow Jones.)

Concern about credit risk weighed on the performance of other asset classes in which the Fund invests. High yield corporate bonds experienced a difficult environment during those periods when risk aversion was greatest, though they also benefited considerably during times of generally positive investor sentiment. During the Fund’s fiscal year, the high yield bond market generated a modest gain of 3.63%, as measured by the BofA Merrill Lynch U.S. High Yield Constrained Index. Investment grade bonds, while not immune to credit-quality concerns, fared better than their lower-rated counterparts, as many investors preferred higher-quality, lower-risk investments during much of the year.

Despite the up-and-down nature of the market, U.S. real estate investment trusts (REITs) enjoyed solid gains overall during the Fund’s fiscal year, as a favorable supply-demand balance, coupled with readily available financing at attractive prices, provided supportive conditions for property companies.

A shift toward large-cap value equities

The Fund’s primary objective is to seek high current income, together with the potential for capital appreciation. In managing the Fund, we pursue these goals by investing broadly in a range of income-generating securities. These include “core” fixed income holdings (such as Treasury and agency securities), as well as investment grade and high yield corporate bonds, convertible securities, REITs, and large-cap value stocks.

The Fund’s allocation to high yield bonds was relatively stable during the Fund’s fiscal year. A number of companies in this asset class held up relatively well despite volatile market conditions, and the Fund maintained a significant position in high yield debt throughout the entire fiscal year. This positioning aided the Fund’s return during the first several months of the fiscal year, as strong demand for yield gave the market a steady bid for high yield bonds. Our emphasis on higher-quality (less distressed) securities, however, slightly muted this positive effect. During the final months of the Fund’s fiscal year, this same allocation to high yield bonds hindered the Fund’s performance somewhat, as many investors seemed to flee from risky securities. At this time, however, the relative higher quality of the Fund’s allocation to this asset class seemingly helped diminish the negative effect of these holdings. Throughout the fiscal year, we employed credit default swaps (CDS) in the Fund in an attempt to protect against declines in the Fund’s high yield holdings.

During its fiscal year, we increased the Fund’s exposure to large-cap value securities, which we believed offered stronger performance potential and increased defensiveness amid a difficult environment. As the fiscal year drew to a close, we believed valuations across U.S. equities were generally higher than they should be. Anticipating ongoing slow growth, we maintained the Fund’s defensive positioning among large-cap value, geared to emphasize less cyclical stocks. While circumstances can change quickly, we expect to maintain this less-cyclical positioning until we see more lasting improvements in market and economic conditions.

Within the Fund’s domestic equity position, several holdings in the energy sector were notable contributors to performance during the fiscal year. National Oilwell Varco, a maker of components for oil drilling rigs, benefited from a resurgence in demand that caused the company’s stock price to increase sharply. We sold the stock after it reached our price target. Oil exploration and production company Marathon Oil was another significant outperformer. In the information technology sector, Motorola Solutions generated steady financial performance amid difficult economic conditions.

Among performance detractors, Xerox shares fared poorly as many investors were concerned about the effects of reduced government and healthcare spending on the company’s services business. Insurance company Allstate had a challenging year, given a large number of severe storms that increased payouts to policyholders. Another noteworthy detractor in the financials sector was Bank of New York Mellon, which had difficulty growing fee income in the prevailing market environment.

Among the Fund’s REIT holdings, we tilted the portfolio toward what are generally viewed as high-quality mall, apartment, and self-storage companies for much of the fiscal year, as we believed these businesses would be well positioned to take advantage of the low interest rate environment (through lower financing costs), as well as the pricing power and increased occupancies made possible by tight property supplies.

Areas of potential opportunity

Given recent market shifts, we believe that U.S. REITs are among the market segments that have become more attractively priced. Convertible securities, offering yields in the neighborhood of 4% at the end of the Fund’s fiscal year, also strike us as relatively inexpensive (data: Barclays Capital). High yield bonds remain vulnerable to credit risk, though high yield issuers’ balance sheets are generally stronger now than before the financial crisis, and we believe they are less vulnerable to serious credit-related challenges than they were in the past.

Against this backdrop, we will continue to keep a close eye on market conditions and look to adjust the Fund’s holdings and asset allocation appropriately. In keeping with the Fund’s investment objective, we will continue to seek to provide shareholders with a steady income stream that is well diversified across multiple asset classes.

Performance summary
Delaware Dividend Income Fund	November 30, 2011

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through November 30, 2011
	1 year	5 years	10 years	Lifetime
Class A (Est. Dec. 2, 1996)
Excluding sales charge	+4.39%	+0.36%	+5.69%	n/a
Including sales charge	-1.63%	-0.83%	+5.07%	n/a
Class B (Est. Oct. 1, 2003)
Excluding sales charge	+3.61%	-0.39%	n/a	+3.95%
Including sales charge	-0.39%	-0.75%	n/a	+3.95%
Class C (Est. Oct. 1, 2003)
Excluding sales charge	+3.61%	-0.39%	n/a	+3.94%
Including sales charge	+2.61%	-0.39%	n/a	+3.94%
Class R (Est. Oct. 1, 2003)
Excluding sales charge	+4.13%	+0.11%	n/a	+4.44%
Including sales charge	+4.13%	+0.11%	n/a	+4.44%
Institutional Class (Est. Dec. 2, 1996)
Excluding sales charge	+4.55%	+0.58%	+5.90%	n/a
Including sales charge	+4.55%	+0.58%	+5.90%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from March 30, 2011, through March 29, 2012.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from March 30, 2011, through March 29, 2012.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.98% of the Fund’s average daily net assets from March 30, 2011, through March 29, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.31%	2.01%	2.01%	1.61%	1.01%
(without fee waivers)
Net expenses	1.23%	1.98%	1.98%	1.48%	0.98%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

Performance summary
Delaware Dividend Income Fund

Performance of a $10,000 investment1
Average annual total returns from Nov. 30, 2001, through Nov. 30, 2011

For period beginning Nov. 30, 2001, through Nov. 30, 2011	Starting value	Ending value
Delaware Dividend Income Fund — Class A Shares	$9,425	$16,397
S&P 500 Index	$10,000	$13,314

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Nov. 30, 2001, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 6.

The chart also assumes $10,000 invested in the S&P 500 Index as of Nov. 30, 2001. The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market.

The BofA Merrill Lynch U.S. High Yield Constrained Index, formerly the Merrill Lynch U.S. High Yield Master II Constrained Index, mentioned on page 2, tracks the performance of U.S. dollar–denominated high yield corporate debt publicly issued in the U.S. domestic market, but caps individual issuer exposure at 2% of the benchmark.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DDIAX	24610B107
Class B	DDDBX	24610B206
Class C	DDICX	24610B305
Class R	DDDRX	24610B842
Institutional Class	DDIIX	24610B404

Disclosure of Fund expenses
For the six-month period from June 1, 2011 to November 30, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from June 1, 2011 to November 30, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Dividend Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	6/1/11	11/30/11	Expense Ratio	6/1/11 to 11/30/11*
Actual Fund return
Class A	$1,000.00	$922.30	1.17%	$5.64
Class B	1,000.00	918.90	1.92%	9.24
Class C	1,000.00	918.90	1.92%	9.24
Class R	1,000.00	921.10	1.42%	6.84
Institutional Class	1,000.00	922.60	0.92%	4.43
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.20	1.17%	$5.92
Class B	1,000.00	1,015.44	1.92%	9.70
Class C	1,000.00	1,015.44	1.92%	9.70
Class R	1,000.00	1,017.95	1.42%	7.18
Institutional Class	1,000.00	1,020.46	0.92%	4.66

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Security type/sector allocation and
top 10 equity holdings
Delaware Dividend Income Fund	As of November 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	58.94%
Consumer Discretionary	3.84%
Consumer Staples	7.03%
Energy	6.10%
Financials	5.75%
Healthcare	8.92%
Healthcare REITs	0.66%
Hotel REITs	0.76%
Industrial REIT	0.37%
Industrials	5.44%
Information Technology	6.00%
Malls REITs	1.25%
Materials	1.61%
Mixed REITs	0.29%
Multifamily REITs	0.87%
Office REITs	0.78%
Self-Storage REIT	0.25%
Shopping Center REITs	0.71%
Telecommunications	3.74%
Utilities	4.57%
Convertible Preferred Stock	3.12%
Commercial Mortgage-Backed Securities	0.93%

Security type/sector	Percentage of net assets
Convertible Bonds	10.96%
Capital Goods	1.60%
Communications	1.59%
Consumer Cyclical	0.84%
Consumer Non-Cyclical	1.43%
Energy	0.24%
Financials	0.70%
Industrials	0.35%
Real Estate	0.53%
Service	0.55%
Technology	3.13%
Corporate Bonds	20.53%
Automotive	1.09%
Banking	0.66%
Basic Industry	2.88%
Capital Goods	1.25%
Communications	2.03%
Consumer Cyclical	1.25%
Consumer Non-Cyclical	0.76%
Energy	2.48%
Financials	0.53%
Healthcare	1.12%
Insurance	0.62%
Media	1.49%
Services	2.36%
Technology	1.40%
Utilities	0.61%

Security type/sector allocation and
top 10 equity holdings
Delaware Dividend Income Fund

Security type/sector	Percentage of net assets
Leveraged Non-Recourse Security	0.00%
Senior Secured Loans	0.53%
Exchange-Traded Funds	0.39%
Preferred Stock	0.94%
Warrant	0.00%
Short-Term Investments	3.17%
Securities Lending Collateral	2.43%
Total Value of Securities	101.94%
Written Options	(0.07%)
Obligation to Return Securities Lending Collateral	(2.62%)
Receivables and Other Assets Net of Other Liabilities	0.75%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
ConocoPhillips	1.56%
Bank of New York Mellon	1.41%
Xerox	1.40%
Marsh & McLennan	1.40%
Allstate	1.39%
Baxter International	1.39%
Williams	1.39%
duPont (E.I.) deNemours	1.38%
Chevron	1.38%
Intel	1.38%

Statement of net assets
Delaware Dividend Income Fund	November 30, 2011

	Number of shares	Value
Common Stock – 58.94%
Consumer Discretionary – 3.84%
Abercrombie & Fitch Class A	25,000	$1,197,750
Bayerische Motoren Werke	1,883	142,750
Comcast Class A	233,700	5,297,979
† DIRECTV Class A	6,350	299,847
Don Quijote	5,200	179,246
Hyundai Home Shopping Network	1,341	134,380
Lowe’s	213,500	5,126,135
PPR	616	92,314
Promotora de Informaciones ADR	4,181	22,117
Publicis Groupe	2,207	105,429
Sumitomo Rubber Industries	3,855	46,245
* Techtronic Industries	125,500	115,209
Toyota Motor	6,600	217,370
Vivendi	12,298	283,677
Whirlpool	32,000	1,569,920
Yue Yuen Industrial Holdings	65,500	190,891
		15,021,259
Consumer Staples – 7.03%
Archer-Daniels-Midland	175,900	5,298,108
Aryzta	5,710	275,674
Coca-Cola Amatil	18,289	223,182
CVS Caremark	138,100	5,363,804
Greggs	35,140	274,632
Kimberly-Clark	73,400	5,245,898
Kraft Foods Class A	143,700	5,194,755
Safeway	268,100	5,362,000
Tesco	42,896	273,979
		27,512,032
Energy – 6.10%
Banpu NVDR	2,521	45,548
Chevron	52,600	5,408,332
CNOOC	101,000	196,201
ConocoPhillips	85,400	6,090,728
Enterprise Products Partners	19,200	873,408
Marathon Oil	193,000	5,396,280
Petroleo Brasileiro ADR	7,491	187,799
Total	4,851	250,285
Williams	168,500	5,439,180
		23,887,761

Statement of net assets
Delaware Dividend Income Fund

	Number of shares	Value
Common Stock (continued)
Financials – 5.75%
Allstate	203,800	$5,459,802
AXA	6,434	93,165
Bank of New York Mellon	283,100	5,509,126
Marsh & McLennan	181,300	5,473,447
Mitsubishi UFJ Financial Group	48,600	212,896
Nordea Bank	22,742	181,058
Standard Chartered	9,831	214,111
Travelers	95,300	5,360,625
		22,504,230
Healthcare – 8.92%
†* Alliance HealthCare Services	29,989	36,587
Baxter International	105,300	5,439,799
Cardinal Health	125,100	5,311,746
Johnson & Johnson	82,100	5,313,512
Meda Class A	19,695	192,116
Merck	148,200	5,298,150
Novartis	4,946	267,120
Pfizer	261,838	5,255,089
Quest Diagnostics	90,500	5,308,730
Sanofi	3,962	277,136
Sanofi ADR	55,000	1,925,550
Teva Pharmaceutical Industries ADR	8,027	317,949
		34,943,484
Healthcare REITs – 0.66%
Cogdell Spencer	35,700	133,875
* HCP	22,815	881,800
Omega Healthcare Investors	32,300	579,139
Ventas	18,600	981,336
		2,576,150
Hotel REITs – 0.76%
Ashford Hospitality Trust	64,200	511,032
Host Hotels & Resorts	174,400	2,467,760
		2,978,792
Industrial REIT – 0.37%
ProLogis	51,700	1,438,294
		1,438,294

		Number of shares	Value
Common Stock (continued)
Industrials – 5.44%
	ABB ADR	72,000	$1,365,840
	Alstom	3,701	128,160
	Asahi Glass	11,000	94,176
	Compaigne de Saint-Gobain	2,047	86,802
	Copa Holdings Class A	1,364	88,060
	Deere	32,000	2,536,000
†	Delta Air Lines	123	999
	Deutsche Post	12,902	195,026
	East Japan Railway	3,746	229,475
†	Flextronics International	19,100	114,027
	ITOCHU	17,689	179,786
	Koninklijke Philips Electronics	2,376	48,335
†*	Mobile Mini	7,124	128,446
	Northrop Grumman	92,800	5,296,096
	Raytheon	117,100	5,336,247
	Teleperformance	9,367	184,827
	Vallourec	653	44,832
*	Waste Management	168,200	5,264,660
			21,321,794
Information Technology – 6.00%
†	CGI Group Class A	22,219	408,478
	Cisco Systems	289,500	5,396,280
	HTC	5,063	83,368
	Intel	217,000	5,405,470
	Microsoft	51,800	1,325,044
	Motorola Solutions	113,142	5,280,337
†*	Sohu.com	2,070	102,341
	Xerox	672,500	5,480,875
			23,482,193
Malls REITs – 1.25%
	Macerich	44,500	2,229,450
	Simon Property Group	8,963	1,114,459
	Taubman Centers	25,000	1,558,250
			4,902,159
Materials – 1.61%
†	AuRico Gold	16,595	166,292
	duPont (E.I.) deNemours	113,500	5,416,220
*	Lafarge	1,735	63,420

Statement of net assets
Delaware Dividend Income Fund

	Number of shares	Value
Common Stock (continued)
Materials (continued)
†∏= PT Holdings	1,110	$11
Rexam	41,296	224,009
Rio Tinto	2,639	138,985
Yamana Gold	18,309	308,770
		6,317,707
Mixed REITs – 0.29%
Liberty Property Trust	9,400	280,214
Mission West Properties	38,254	293,408
PS Business Parks	10,900	574,430
		1,148,052
Multifamily REITs – 0.87%
American Campus Communities	11,000	432,740
Apartment Investment & Management	31,050	676,269
Colonial Properties Trust	28,200	559,488
Education Realty Trust	32,500	302,900
Equity Residential	20,100	1,109,319
Essex Property Trust	2,400	318,840
		3,399,556
Office REITs – 0.78%
* Alexandria Real Estate Equities	15,400	1,009,624
Boston Properties	12,800	1,220,864
Kilroy Realty	22,700	819,243
		3,049,731
Self-Storage REIT – 0.25%
Extra Space Storage	39,900	961,590
		961,590
Shopping Center REITs – 0.71%
Excel Trust	65,600	720,944
First Capital Realty	60,947	1,018,273
Westfield Group	119,500	1,032,207
		2,771,424
Telecommunications – 3.74%
AT&T	182,400	5,285,952
†= Century Communications	1,625,000	0
CenturyLink	38,900	1,459,528
† GeoEye	2,450	46,526

	Number of shares	Value
Common Stock (continued)
Telecommunications (continued)
Mobile TeleSystems ADR	6,735	$116,381
† NII Holdings	3,950	90,890
Telstra	683,845	2,247,111
Verizon Communications	138,800	5,236,924
Vodafone Group	66,409	179,845
		14,663,157
Utilities – 4.57%
* AGL Resources	57,400	2,366,602
Duke Energy	90,200	1,880,670
Edison International	134,000	5,267,540
† GenOn Energy	1,270	3,454
National Grid	32,859	323,039
Progress Energy	97,600	5,307,488
TECO Energy	147,000	2,760,660
		17,909,453
Total Common Stock (cost $221,206,182)		230,788,818

Convertible Preferred Stock – 3.12%
* Apache 6.00% exercise price $109.12,
expiration date 8/1/13	20,300	1,154,664
Aspen Insurance Holdings 5.625%
exercise price $29.28, expiration date 12/31/49	39,227	2,101,096
# Chesapeake Energy 144A 5.75%
exercise price $27.94, expiration date 12/31/49	1,570	1,683,825
El Paso Energy Capital Trust I 4.75%
exercise price $41.59, expiration date 3/31/28	39,900	1,834,203
HealthSouth 6.50% exercise price $30.50,
expiration date 12/31/49	1,753	1,534,313
Lucent Technologies Capital Trust I 7.75%
exercise price $24.80, expiration date 3/15/17	1,900	1,187,500
PPL 9.50% exercise price $28.80,
expiration date 7/1/13	30,700	1,748,672
SandRidge Energy 8.50% exercise price $8.01,
expiration date 12/31/49	8,190	968,468
Total Convertible Preferred Stock (cost $13,349,441)		12,212,741

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Commercial Mortgage-Backed Securities – 0.93%
	Bank of America Merrill Lynch
	Commercial Mortgage Securities
	Series 2006-4 A4 5.634% 7/10/46	$1,000,000	$1,095,237
•#	DBUBS Mortgage Trust
	Series 2011-LC1A C 144A 5.728% 11/10/46	500,000	455,436
•#	Goldman Sachs Mortgage Securities II
	Series 2010-C1 C 144A 5.635% 8/10/43	500,000	448,244
•	Morgan Stanley Capital I
	Series 2007-T27 A4 5.794% 6/11/42	1,000,000	1,124,553
#	WF-RBS Commercial Mortgage Trust
	Series 2011-C3 A 4.375% 3/15/44	500,000	521,508

Total Commercial Mortgage-Backed Securities
	(cost $3,522,813)		3,644,978

Convertible Bonds – 10.96%
Capital Goods – 1.60%
	AAR
	1.75% exercise price $29.27,
	expiration date 1/1/26	966,000	970,830
	#144A 1.75% exercise price $29.27,
	expiration date 1/1/26	1,150,000	1,155,750
	L-3 Communications Holdings 3.00%
	exercise price $96.48, expiration date 8/1/35	1,570,000	1,511,125
#	Owens-Brockway Glass Container 144A 3.00%
	exercise price $47.47, expiration date 5/28/15	2,820,000	2,612,025
			6,249,730
Communications – 1.59%
#	Alaska Communications Systems Group
	144A 6.25% exercise price $10.28
	expiration date 4/27/18	2,400,000	1,899,000
#	Clearwire Communications 144A 8.25%
	exercise price $7.08, expiration date 11/30/40	1,320,000	519,750
*	Leap Wireless International 4.50%
	exercise price $93.21, expiration date 7/15/14	1,709,000	1,495,375
	Rovi 2.625% exercise price $47.36,
	expiration date 2/10/40	912,000	923,400
	SBA Communications 4.00% exercise price $30.38,
	expiration date 10/1/14	960,000	1,410,000
			6,247,525

		Principal amount	Value
	Convertible Bonds (continued)
	Consumer Cyclical – 0.84%
	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/15/27	$2,441,000	$1,598,855
	Pantry 3.00% exercise price $50.09,
	expiration date 11/15/12	1,755,000	1,711,125
			3,309,980
	Consumer Non-Cyclical – 1.43%
	Alere 3.00% exercise price $43.98,
	expiration date 5/15/16	1,078,000	1,016,015
	Dendreon 2.875% exercise price $51.24,
	expiration date 1/13/16	875,000	619,063
	LifePoint Hospitals 3.50% exercise price $51.79,
	expiration date 5/14/14	1,000,000	1,041,250
	Mylan 3.75% exercise price $13.32,
	expiration date 9/10/15	1,012,000	1,634,379
	NuVasive
	2.25% exercise price $44.74,
	expiration date 3/15/13	55,000	51,975
	2.75% exercise price $42.13,
	expiration date 6/30/17	1,674,000	1,224,113
			5,586,795
	Energy – 0.24%
	James River Coal 4.50% exercise price $25.78,
	expiration date 12/1/15	1,165,000	949,475
			949,475
	Financials – 0.70%
	#Ares Capital 144A 5.75% exercise price $19.13,
	expiration date 2/1/16	1,558,000	1,480,100
	#BGC Partners 144A 4.50% exercise price $9.84,
	expiration date 7/13/16	1,378,000	1,250,535
			2,730,635
	Industrials – 0.35%
	#Altra Holdings 144A 2.75% exercise price $27.70,
	expiration date 2/27/31	562,000	521,958
Φ	General Cable 4.50% exercise price $36.75,
	expiration date 11/15/29	850,000	836,187
			1,358,145

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
	Convertible Bonds (continued)
	Real Estate – 0.53%
#	Lexington Master 144A 5.45%
	exercise price $19.49, expiration date 1/15/27	$216,000	$217,080
#	Lexington Realty Trust 144A 6.00%
	exercise price $7.09, expiration date 1/11/30	1,604,000	1,876,680
			2,093,760
	Service – 0.55%
	Live Nation Entertainment 2.875%
	exercise price $27.14, expiration date 7/14/27	2,402,000	2,158,798
			2,158,798
	Technology – 3.13%
	Advanced Micro Devices
	5.75% exercise price $20.13,
	expiration date 8/15/12	447,000	452,029
	6.00% exercise price $28.08,
	expiration date 4/30/15	962,000	945,165
	#144A 6.00% exercise price $28.08,
	expiration date 4/30/15	660,000	648,450
	Alcatel-Lucent USA 2.875% exercise price $15.35,
	expiration date 6/15/25	1,716,000	1,501,500
#	Ciena 144A 3.75% exercise price $20.17,
	expiration date 10/15/18	1,616,000	1,519,040
	Equinix 4.75% exercise price $84.32,
	expiration date 6/15/16	1,222,000	1,704,690
Φ	Hologic 2.00% exercise price $38.59,
	expiration date 12/15/37	2,181,000	2,071,949
	Linear Technology 3.00% exercise price $44.11,
	expiration date 5/1/27	1,912,000	1,966,970
	VeriSign 3.25% exercise price $34.37,
	expiration date 8/15/37	1,252,000	1,428,845
			12,238,638
	Total Convertible Bonds (cost $46,458,467)		42,923,481

	Corporate Bonds – 20.53%
	Automotive – 1.09%
	American Axle & Manufacturing
	7.75% 11/15/19	310,000	298,375
	7.875% 3/1/17	435,000	421,950

		Principal amount	Value
Corporate Bonds (continued)
Automotive (continued)
	ArvinMeritor 8.125% 9/15/15	$434,000	$386,260
#	Chrysler Group 144A 8.25% 6/15/21	1,160,000	980,200
	Dana Holding 6.75% 2/15/21	395,000	398,456
	Ford Motor Credit 12.00% 5/15/15	500,000	612,255
#	International Automotive Components Group
	144A 9.125% 6/1/18	330,000	315,150
#	Jaguar Land Rover 144A 8.125% 5/15/21	490,000	465,500
	Tomkins 9.00% 10/1/18	344,000	373,240
			4,251,386
Banking – 0.66%
	BAC Capital Trust VI 5.625% 3/8/35	835,000	677,579
•	Fifth Third Capital Trust IV 6.50% 4/15/37	640,000	620,800
•#	HBOS Capital Funding 144A 6.071% 6/29/49	1,014,000	628,680
•	Regions Financial Trust II 6.625% 5/15/47	815,000	660,150
			2,587,209
Basic Industry – 2.88%
*	AK Steel 7.625% 5/15/20	601,000	549,914
#	Algoma Acquisition 144A 9.875% 6/15/15	458,000	373,270
#	APERAM 144A 7.75% 4/1/18	275,000	236,500
*	Associated Materials 9.125% 11/1/17	339,000	288,574
*#	Cemex Espana Luxembourg 144A 9.25% 5/12/20	955,000	658,949
#	FMG Resources August 2006 144A
	6.875% 2/1/18	300,000	276,750
	7.00% 11/1/15	345,000	335,513
	Headwaters 7.625% 4/1/19	462,000	396,165
	Hexion US Finance 9.00% 11/15/20	275,000	217,250
#	Ineos Group Holdings 144A 8.50% 2/15/16	555,000	435,675
	Interface 7.625% 12/1/18	348,000	363,660
#	International Wire Group Holdings
	144A 9.75% 4/15/15	409,000	417,127
	James River Coal 7.875% 4/1/19	430,000	328,950
#	JMC Steel Group 144A 8.25% 3/15/18	490,000	463,050
#	Kinove German Bondco 144A 9.625% 6/15/18	410,000	373,100
#	Longview Fibre Paper & Packaging
	144A 8.00% 6/1/16	490,000	494,900
#	LyondellBasell Industries 144A 6.00% 11/15/21	240,000	246,000
#	MacDermid 144A 9.50% 4/15/17	565,000	542,400
#	Masonite International 144A 8.25% 4/15/21	475,000	448,875

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Basic Industry (continued)
#	Millar Western Forest Products 144A 8.50% 4/1/21	$340,000	$260,100
	Momentive Performance Materials 9.00% 1/15/21	910,000	652,924
#	Murray Energy 144A 10.25% 10/15/15	361,000	358,293
	Norcraft 10.50% 12/15/15	534,000	483,270
#	Nortek 144A 8.50% 4/15/21	510,000	422,025
	Ply Gem Industries 13.125% 7/15/14	421,000	402,055
	Polypore International 7.50% 11/15/17	482,000	496,460
@=	PT Holdings 12.431% 8/27/12	339,851	154,632
	Ryerson
	•7.804% 11/1/14	239,000	218,685
	12.00% 11/1/15	387,000	389,903
			11,284,969
Capital Goods – 1.25%
	Berry Plastics
	9.75% 1/15/21	412,000	395,520
	10.25% 3/1/16	315,000	291,375
#	DAE Aviation Holdings 144A 11.25% 8/1/15	466,000	486,970
	Kratos Defense & Security Solutions 10.00% 6/1/17	425,000	430,313
*	Manitowoc 9.50% 2/15/18	414,000	429,525
	Mueller Water Products 7.375% 6/1/17	490,000	431,813
	Pregis 12.375% 10/15/13	437,000	408,595
#	Reynolds Group Issuer 144A
	8.25% 2/15/21	100,000	85,500
	9.00% 4/15/19	710,000	642,550
	9.875% 8/15/19	755,000	694,599
#	Sealed Air 144A
	8.125% 9/15/19	105,000	111,825
	8.375% 9/15/21	145,000	155,513
	TriMas 9.75% 12/15/17	321,000	343,470
			4,907,568
Communications – 2.03%
#	Clearwire Communications 144A 12.00% 12/1/15	785,000	667,250
#	Columbus International 144A 11.50% 11/20/14	570,000	592,800
	Cricket Communications 7.75% 10/15/20	486,000	382,725
#	Digicel Group 144A
	8.875% 1/15/15	210,000	207,900
	10.50% 4/15/18	430,000	432,150
#	EH Holding 144A 7.625% 6/15/21	390,000	385,125
#	Integra Telecom Holdings 144A 10.75% 4/15/16	360,000	319,500

		Principal amount	Value
Corporate Bonds (continued)
Communications (continued)
	Intelsat Bermuda
	11.25% 2/4/17	$1,165,000	$1,074,712
	PIK 11.50% 2/4/17	450,469	414,431
#	Intelsat Jackson Holdings 144A 7.25% 10/15/20	12,000	11,460
†	Level 3 Communications 11.875% 2/1/19	240,000	249,600
†	Level 3 Financing 10.00% 2/1/18	437,000	450,110
	NII Capital 7.625% 4/1/21	240,000	244,800
	PAETEC Holding 9.875% 12/1/18	310,000	337,125
	Satmex Escrow 9.50% 5/15/17	240,000	244,800
	Sprint Capital 8.75% 3/15/32	524,000	410,030
	Sprint Nextel 8.375% 8/15/17	390,000	336,375
	Telesat Canada 12.50% 11/1/17	291,000	323,738
	West 7.875% 1/15/19	480,000	482,400
#	Wind Acquisition Finance 144A 11.75% 7/15/17	420,000	364,350
			7,931,381
Consumer Cyclical – 1.25%
	Brown Shoe 7.125% 5/15/19	385,000	363,825
#	Burlington Coat Factory Warehouse
	144A 10.00% 2/15/19	760,000	735,300
*	CKE Restaurants 11.375% 7/15/18	158,000	169,060
	Dave & Buster’s 11.00% 6/1/18	377,000	388,310
	DineEquity 9.50% 10/30/18	625,000	650,000
#	Icon Health & Fitness 144A 11.875% 10/15/16	165,000	133,650
	Michaels Stores
	11.375% 11/1/16	145,000	152,975
	13.00% 11/1/16	280,000	298,200
#	Needle Merger Sub 144A 8.125% 3/15/19	395,000	365,375
	OSI Restaurant Partners 10.00% 6/15/15	465,000	481,275
	Quiksilver 6.875% 4/15/15	683,000	638,605
	Rite Aid 8.625% 3/1/15	110,000	102,850
	Tops Holding 10.125% 10/15/15	417,000	432,638
			4,912,063
Consumer Non-Cyclical – 0.76%
#	Armored Autogroup 144A 9.25% 11/1/18	451,000	363,055
#	Blue Merger Sub 144A 7.625% 2/15/19	462,000	415,800
	Dean Foods 7.00% 6/1/16	346,000	337,350
	NBTY 9.00% 10/1/18	589,000	630,230
*	Pinnacle Foods Finance 10.625% 4/1/17	546,000	567,840

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
*	Visant 10.00% 10/1/17	$267,000	$246,975
#	Viskase 144A 9.875% 1/15/18	393,000	393,983
			2,955,233
Energy – 2.48%
	American Petroleum Tankers Parent 10.25% 5/1/15	304,000	311,600
	Antero Resources Finance 9.375% 12/1/17	420,000	445,200
#	Calumet Specialty Products Partners
	144A 9.375% 5/1/19	480,000	463,200
	Chaparral Energy 8.25% 9/1/21	705,000	697,949
	Chesapeake Energy
	6.625% 8/15/20	387,000	402,480
	6.875% 11/15/20	52,000	54,860
	Comstock Resources 7.75% 4/1/19	448,000	425,600
	Copano Energy 7.75% 6/1/18	220,000	220,000
	Crosstex Energy 8.875% 2/15/18	321,000	343,470
#	Hercules Offshore 144A 10.50% 10/15/17	347,000	334,855
#	Hilcorp Energy I 144A 8.00% 2/15/20	385,000	407,138
	Holly 9.875% 6/15/17	236,000	260,190
#	Kodiak Oil & Gas 144A 8.125% 12/1/19	410,000	416,663
#	Laredo Petroleum 144A 9.50% 2/15/19	510,000	531,037
	Linn Energy
	8.625% 4/15/20	276,000	289,800
	#144A 6.50% 5/15/19	220,000	210,100
#	NFR Energy 144A 9.75% 2/15/17	802,000	693,730
#	Oasis Petroleum 144A 7.25% 2/1/19	380,000	389,500
	Offshore Group Investments 11.50% 8/1/15	385,000	414,838
	PetroHawk Energy 7.25% 8/15/18	472,000	531,000
	Petroleum Development 12.00% 2/15/18	401,000	431,075
	Pioneer Drilling
	9.875% 3/15/18	277,000	287,041
	#144A 9.875% 3/15/18	265,000	274,606
	Quicksilver Resources 9.125% 8/15/19	405,000	426,769
	SandRidge Energy 7.50% 3/15/21	490,000	450,800
			9,713,501
Financials – 0.53%
	E Trade Financial PIK 12.50% 11/30/17	405,000	459,675
•†#	ILFC E-Capital Trust I 144A 4.77% 12/21/65	355,000	214,665
•†#	ILFC E-Capital Trust II 144A 6.25% 12/21/65	818,000	541,925

		Principal amount	Value
Corporate Bonds (continued)
Financials (continued)
	Nuveen Investments
	10.50% 11/15/15	$675,000	$648,000
	#144A 10.50% 11/15/15	207,000	196,650
			2,060,915
Healthcare – 1.12%
	Accellent 10.00% 11/1/17	262,000	206,980
#	AMGH Merger Sub 144A 9.25% 11/1/18	460,000	458,850
	Community Health Systems
	*8.875% 7/15/15	268,000	276,040
	#144A 8.00% 11/15/19	215,000	209,088
	HealthSouth 7.75% 9/15/22	95,000	92,625
#	Immucor 144A 11.125% 8/15/19	215,000	220,375
#	inVentiv Health 144A 10.00% 8/15/18	392,000	373,380
#	Kinetic Concepts 144A 10.50% 11/1/18	130,000	125,125
	Lantheus Medical Imaging 9.75% 5/15/17	605,000	503,662
	LVB Acquisition 11.625% 10/15/17	426,000	457,950
#	Multiplan 144A 9.875% 9/1/18	471,000	472,177
	Radiation Therapy Services 9.875% 4/15/17	385,000	290,675
	Radnet Management 10.375% 4/1/18	307,000	273,230
#	STHI Holding 144A 8.00% 3/15/18	435,000	442,613
			4,402,770
Insurance – 0.62%
•	American International Group 8.175% 5/15/58	606,000	537,068
•	ING Groep 5.775% 12/29/49	1,180,000	796,500
•#	Liberty Mutual Group 144A 7.00% 3/15/37	568,000	477,120
•	XL Group 6.50% 12/31/49	783,000	614,655
			2,425,343
Media – 1.49%
	Affinion Group 7.875% 12/15/18	457,000	382,738
#	AMC Networks 144A 7.75% 7/15/21	485,000	515,313
#	AMO Escrow 144A 11.50% 12/15/17	228,000	208,620
*	Cablevision Systems 8.00% 4/15/20	197,000	200,940
	CCO Holdings
	7.00% 1/15/19	45,000	45,506
	8.125% 4/30/20	549,000	581,939
	Clear Channel Communications 9.00% 3/1/21	472,000	391,760
	Entravision Communications 8.75% 8/1/17	275,000	270,188

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Media (continued)
	MDC Partners
	11.00% 11/1/16	$389,000	$416,230
	#144A 11.00% 11/1/16	235,000	249,100
	Nexstar Broadcasting 8.875% 4/15/17	371,000	376,565
*#	ONO Finance II 144A 10.875% 7/15/19	685,000	571,975
#	UPC Holding 144A 9.875% 4/15/18	480,000	496,800
#	UPCB Finance III 144A 6.625% 7/1/20	226,000	216,960
	Virgin Media Finance 8.375% 10/15/19	380,000	408,500
	WMG Acquisition 9.50% 6/15/16	285,000	300,675
#	XM Satellite Radio 144A 7.625% 11/1/18	175,000	181,125
			5,814,934
Services – 2.36%
#	ARAMARK Holdings PIK 144A 8.625% 5/1/16	690,000	703,799
	Beazer Homes USA 9.125% 5/15/19	542,000	356,365
	Cardtronics 8.25% 9/1/18	110,000	119,625
	Casella Waste Systems 7.75% 2/15/19	505,000	493,638
*#	Delta Air Lines 144A 12.25% 3/15/15	354,000	377,010
#	Equinox Holdings 144A 9.50% 2/1/16	433,000	439,495
	Harrah’s Operating 10.00% 12/15/18	1,096,000	706,919
	Kansas City Southern de Mexico
	6.125% 6/15/21	230,000	238,050
	8.00% 2/1/18	243,000	267,300
	M/I Homes 8.625% 11/15/18	711,000	627,458
*	Marina District Finance 9.875% 8/15/18	147,000	131,933
	MGM Resorts International 11.375% 3/1/18	1,275,000	1,380,187
	Peninsula Gaming 10.75% 8/15/17	440,000	453,200
	PHH 9.25% 3/1/16	390,000	403,650
*	Pinnacle Entertainment 8.75% 5/15/20	354,000	345,150
	RSC Equipment Rental
	8.25% 2/1/21	405,000	386,775
	10.25% 11/15/19	21,000	22,155
#	Seven Seas Cruises 144A 9.125% 5/15/19	630,000	646,538
	Standard Pacific 10.75% 9/15/16	221,000	226,525
	Swift Services Holdings 10.00% 11/15/18	160,000	167,200
*#	Swift Transportation 144A 12.50% 5/15/17	174,000	185,310
#	United Air Lines 144A 12.00% 11/1/13	553,000	573,738
			9,252,020

		Principal amount	Value
Corporate Bonds (continued)
Technology – 1.40%
	Advanced Micro Devices 7.75% 8/1/20	$695,000	$701,950
	Aspect Software 10.625% 5/15/17	152,000	155,040
	Avaya
	9.75% 11/1/15	80,000	63,000
	#144A 7.00% 4/1/19	454,000	408,600
	PIK 10.125% 11/1/15	285,000	226,575
	CDW 12.535% 10/12/17	505,000	502,475
	First Data 11.25% 3/31/16	1,327,000	1,088,139
	GXS Worldwide 9.75% 6/15/15	434,000	402,535
#	iGate 144A 9.00% 5/1/16	465,000	467,325
	MagnaChip Semiconductor 10.50% 4/15/18	283,000	290,783
	Sanmina-SCI 8.125% 3/1/16	1,000	1,033
#	Seagate HDD Cayman 144A 7.75% 12/15/18	475,000	491,625
#	Telcordia Technologies 144A 11.00% 5/1/18	535,000	668,750
			5,467,830
Utilities – 0.61%
	AES 8.00% 6/1/20	53,000	57,571
#	Calpine 144A
	7.50% 2/15/21	280,000	287,000
	7.875% 1/15/23	185,000	191,938
	Elwood Energy 8.159% 7/5/26	519,112	510,676
	GenOn Energy
	*9.50% 10/15/18	214,000	217,210
	9.875% 10/15/20	195,000	194,513
	Mirant Americas 8.50% 10/1/21	665,000	615,124
•	Puget Sound Energy 6.974% 6/1/67	323,000	320,728
			2,394,760
Total Corporate Bonds (cost $84,103,788)			80,361,882

Leveraged Non-Recourse Security – 0.00%
w@#	JPMorgan Fixed Income Pass Through Trust
	Series 2007-B 144A 0.00% 1/15/87	1,300,000	0
Total Leveraged Non-Recourse Security (cost $1,105,000)			0

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
«Senior Secured Loans – 0.53%
	Brock Holdings III 10.00% 2/15/18	$160,000	$148,134
	Clear Channel Communication Tranche B
	3.89% 1/29/16	560,000	419,415
	Dynegy Tranche 1st Lien 9.25% 7/11/16	215,000	217,657
	PQ 6.74% 7/30/15	720,000	639,302
	Texas Competitive Electric Holdings
	3.76% 10/10/14	895,000	653,350
Total Senior Secured Loan (cost $2,156,306)			2,077,858

		Number of shares
Exchange-Traded Funds – 0.39%
*	ProShares UltraShort Real Estate	16,000	645,280
†	SPDR Gold Trust	5,200	884,676
Total Exchange-Traded Funds (cost $1,531,741)			1,529,956

Preferred Stock – 0.94%
	Ally Financial
	∏•8.50%	10,000	173,500
	#144A 7.00%	1,400	980,875
w@=#†	Auction Pass Through Trust
	Series 2007-6 144A 0.00%	100,000	0
@	Cogdell Spencer 8.50%	45,300	979,839
	DDR 7.50%	10,850	264,523
†	Freddie Mac 6.02%	36,000	58,050
•	GMAC Capital Trust I 8.125%	20,000	380,000
†=	PT Holdings	222	0
	SL Green Realty 7.625%	13,400	333,660
	Vornado Realty Trust 6.625%	18,900	468,153
@†	W2007 Grace Acquisitions I 8.75%	20,900	53,556
Total Preferred Stock (cost $5,507,638)			3,692,156

Warrant – 0.00%
@=	Port Townsend	222	2
Total Warrant (cost $5,328)			2

	Principal amount	Value
Short-Term Investments – 3.17%
≠Discount Note – 0.17%
Federal Home Loan Bank 0.01% 12/23/11	$671,673	$671,669
		671,669
Repurchase Agreement – 3.00%
BNP Paribas 0.08%, dated 11/30/11,
to be repurchased on 12/1/11,
repurchase price $11,734,026
(collateralized by U.S. government
obligations 0.00%-4.25% 1/13/12-5/15/21;
market value $11,968,680)	11,734,000	11,734,000
		11,734,000
Total Short-Term Investments (cost $12,405,669)		12,405,669

Total Value of Securities Before Securities
Lending Collateral – 99.51% (cost $391,352,373)		389,637,541

	Number of shares
Securities Lending Collateral**– 2.43%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	443,456	428,645
Delaware Investments Collateral Fund No. 1	9,101,664	9,101,664
†@Mellon GSL Reinvestment Trust II	704,271	0
Total Securities Lending Collateral (cost $10,249,391)		9,530,309

Total Value of Securities – 101.94% (cost $401,601,764)		399,167,850 ©

	Number of contracts
Written Options – (0.07%)
Call Options – (0.07%)
DE, strike price $70.00, expires 12/17/11 (MSC)	(170)	(160,650)
WHR, strike price $50.00, expires 12/17/11 (MSC)	(180)	(21,240)
WHR, strike price $52.50, expires 12/17/11 (MSC)	(140)	(5,600)
SNY, strike price $33.00, expires 12/17/11 (MSC)	(250)	(60,000)
SNY, strike price $34.00, expires 12/17/11 (MSC)	(300)	(44,400)
Total Written Options (premium received $(305,554))		(291,890)

Statement of net assets
Delaware Dividend Income Fund

Obligation to Return Securities
Lending Collateral** – (2.62%)	$(10,249,391)
Receivables and Other Assets
Net of Other Liabilities – 0.75%	2,922,727
Net Assets Applicable to 39,577,819
Shares Outstanding – 100.00%	$391,549,296

Net Asset Value – Delaware Dividend Income Fund
Class A ($189,313,103 / 19,146,461 Shares)	$9.89
Net Asset Value – Delaware Dividend Income Fund
Class B ($22,802,682 / 2,303,898 Shares)	$9.90
Net Asset Value – Delaware Dividend Income Fund
Class C ($151,106,709 / 15,262,472 Shares)	$9.90
Net Asset Value – Delaware Dividend Income Fund
Class R ($3,340,213 / 337,803 Shares)	$9.89
Net Asset Value – Delaware Dividend Income Fund
Institutional Class ($24,986,589 / 2,527,185 Shares)	$9.89

Components of Net Assets at November 30, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$557,107,782
Distributions in excess of net investment income	(409,785)
Accumulated net realized loss on investments	(162,413,756)
Net unrealized depreciation of investments and derivatives	(2,734,945)
Total net assets	$391,549,296

*	Fully or partially on loan.
†	Non income producing security.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At November 30, 2011, the aggregate value of fair valued securities was $154,645, which represented 0.04% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
@	Illiquid security. At November 30, 2011, the aggregate value of illiquid securities was $1,188,029 which represented 0.30% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of November 30, 2011. Interest rates reset periodically.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2011, the aggregate value of Rule 144A securities was $49,420,786, which represented 12.62% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at November 30, 2011.
∏

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At November 30, 2011, the aggregate value of restricted securities was $173,511 or 0.04% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

w

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at November 30, 2011.

≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.
©	Includes $10,224,411 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Dividend Income Fund
Net asset value Class A (A)	$9.89
Sales charge (5.75% of offering price) (B)	0.60
Offering price	$10.49

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

Statement of net assets
Delaware Dividend Income Fund

The following foreign currency exchange contracts and swap contracts were outstanding at November 30, 2011:[1]

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	AUD	2,300	USD	(2,376)	12/5/11	(12)
MNB	CAD	9,410	USD	(9,291)	12/2/11	(65)
MNB	CHF	5,153	USD	(5,682)	12/5/11	(40)
MNB	EUR	2,536	USD	(3,431)	12/2/11	(23)
MNB	EUR	12,629	USD	(17,085)	12/5/11	(115)
MNB	GBP	6,828	USD	(10,771)	12/5/11	(54)
MNB	HKD	35,772	USD	(4,605)	12/2/11	(1)
MNB	JPY	(120,900)	USD	1,550	12/1/11	(9)
MNB	JPY	680,238	USD	(8,798)	12/5/11	(25)
MNB	KRW	1,542,110	USD	(1,373)	12/2/11	(21)
MNB	SEK	25,612	USD	(3,803)	12/5/11	(19)
						$(384)

Swap Contracts
CDS Contracts

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.17	$1,980,000	5.00%	12/20/16	$(14,937)
CITI	CDX.NA.HY.17	1,980,000	5.00%	12/20/16	(19,823)
GSC	CDX.NA.HY.17	9,900,000	5.00%	12/20/16	(176,942)
JPMC	CDX.NA.HY.17	1,980,000	5.00%	12/20/16	(22,217)
	Total				$(233,919)

The use of foreign currency exchange contracts, written options and swaps contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ADR — American Depositary Receipts
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
CAD — Canadian Dollar
CDS — Credit Default Swap
CHF — Swiss Franc
CITI — Citigroup Global Markets
DE — Deere & Co
EUR — European Monetary Unit
GBP — British Pound Sterling
GSC — Goldman Sachs Capital
HKD — Hong Kong Dollar
JPMC — JPMorgan Chase Bank
JPY — Japanese Yen
KRW — South Korean Won
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
NVDR — Non-Voting Depositary Receipt
PIK — Pay-in-kind
REIT — Real Estate Investment Trust
SEK — Swedish Krona
SNY — Sanofi-Aventis
USD — United States Dollar
WHR — Whirlpool

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Dividend Income Fund	Year Ended November 30, 2011

Investment Income:
Interest	$11,370,794
Dividends	7,973,003
Security lending income	188,430
Foreign tax withheld	(95,655)	$19,436,572

Expenses:
Management fees	2,742,840
Distribution expenses – Class A	620,213
Distribution expenses – Class B	270,338
Distribution expenses – Class C	1,640,826
Distribution expenses – Class R	19,360
Dividend disbursing and transfer agent fees and expenses	751,497
Accounting and administration expenses	165,883
Reports and statements to shareholders	75,596
Registration fees	72,201
Custodian fees	48,882
Legal fees	31,613
Audit and taxes	30,867
Trustees’ fees	22,417
Dues and services	12,079
Pricing fees	9,760
Insurance fees	8,796
Consulting fees	4,200
Trustees’ expenses	1,438	6,528,806
Less waived distribution expenses – Class A		(102,683)
Less waived distribution expenses – Class R		(3,227)
Less expense paid indirectly		(890)
Total operating expenses		6,422,006
Net Investment Income		13,014,566

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$12,060,369
Foreign currencies	(75,850)
Foreign currency exchange contracts	(258,894)
Written options	305,386
Swap contracts	(531,572)
Net realized gain	11,499,439
Net change in unrealized appreciation (depreciation) of
investments and derivatives	(9,395,452)
Net Realized and Unrealized Gain	2,103,987

Net Increase in Net Assets Resulting from Operations	$15,118,553

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Dividend Income Fund

	Year Ended
	11/30/11	11/30/10
Increase (Decrease) in Net Assets from Operations:
Net investment income	$13,014,566	$13,892,879
Net realized gain (loss)	11,499,439	(2,793,120)
Net change in unrealized appreciation (depreciation)	(9,395,452)	31,162,256
Net increase in net assets resulting
from operations	15,118,553	42,262,015

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,130,302)	(9,092,299)
Class B	(727,678)	(1,216,637)
Class C	(4,449,446)	(5,878,746)
Class R	(103,829)	(151,477)
Institutional Class	(846,137)	(431,703)
	(13,257,392)	(16,770,862)

Capital Share Transactions:
Proceeds from shares sold:
Class A	49,039,660	27,671,433
Class B	216,109	284,117
Class C	31,981,153	19,653,715
Class R	824,420	756,560
Institutional Class	23,446,273	12,586,556

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	5,827,698	7,304,780
Class B	603,444	1,000,567
Class C	3,701,150	4,801,845
Class R	103,829	151,477
Institutional Class	626,298	313,834
	116,370,034	74,524,884

	Year Ended
	11/30/11	11/30/10
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(59,591,640)	$(55,570,505)
Class B	(7,530,062)	(8,071,290)
Class C	(37,434,726)	(37,547,418)
Class R	(683,658)	(1,147,063)
Institutional Class	(11,165,256)	(2,890,606)
	(116,405,342)	(105,226,882)
Decrease in net assets derived from
capital share transactions	(35,308)	(30,701,998)
Net Increase (Decrease) in Net Assets	1,825,853	(5,210,845)

Net Assets:
Beginning of year	389,723,443	394,934,288
End of year (including distributions in excess of
net investment income of $409,785
and $2,249,604, respectively)	$391,549,296	$389,723,443

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Dividend Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
$9.810	$9.190	$7.010	$12.030	$12.590

0.351	0.373	0.407	0.400	0.456
0.086	0.695	2.247	(4.595)	(0.529)
0.437	1.068	2.654	(4.195)	(0.073)

(0.357)	(0.448)	(0.474)	(0.489)	(0.426)
—	—	—	(0.336)	(0.061)
(0.357)	(0.448)	(0.474)	(0.825)	(0.487)

$9.890	$9.810	$9.190	$7.010	$12.030

4.39%	11.91%	39.35%	(37.15% )	(0.72% )

$189,313	$192,876	$200,720	$179,588	$450,620
1.19%	1.26%	1.17%	1.00%	1.00%

1.24%	1.31%	1.36%	1.26%	1.17%
3.41%	3.93%	5.22%	3.92%	3.60%

3.36%	3.88%	5.03%	3.66%	3.43%
110%	109%	69%	51%	52%

Financial highlights
Delaware Dividend Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
$9.820	$9.190	$7.010	$12.020	$12.580

0.274	0.302	0.348	0.324	0.360
0.086	0.694	2.248	(4.590)	(0.528)
0.360	0.996	2.596	(4.266)	(0.168)

(0.280)	(0.366)	(0.416)	(0.408)	(0.331)
—	—	—	(0.336)	(0.061)
(0.280)	(0.366)	(0.416)	(0.744)	(0.392)

$9.900	$9.820	$9.190	$7.010	$12.020

3.61%	11.06%	38.47%	(37.72% )	(1.38% )

$22,803	$29,003	$33,725	$32,534	$78,235
1.94%	2.01%	1.92%	1.75%	1.75%

1.94%	2.01%	2.06%	1.96%	1.87%
2.66%	3.18%	4.47%	3.17%	2.85%

2.66%	3.18%	4.33%	2.96%	2.73%
110%	109%	69%	51%	52%

Financial highlights
Delaware Dividend Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
$9.820	$9.190	$7.010	$12.030	$12.580

0.274	0.302	0.348	0.323	0.360
0.086	0.694	2.248	(4.599)	(0.518)
0.360	0.996	2.596	(4.276)	(0.158)

(0.280)	(0.366)	(0.416)	(0.408)	(0.331)
—	—	—	(0.336)	(0.061)
(0.280)	(0.366)	(0.416)	(0.744)	(0.392)

$9.900	$9.820	$9.190	$7.010	$12.030

3.61%	11.06%	38.27%	(37.63% )	(1.38% )

$151,107	$152,009	$155,028	$146,769	$402,782
1.94%	2.01%	1.92%	1.75%	1.75%

1.94%	2.01%	2.06%	1.96%	1.87%
2.66%	3.18%	4.47%	3.17%	2.85%

2.66%	3.18%	4.33%	2.96%	2.73%
110%	109%	69%	51%	52%

Financial highlights
Delaware Dividend Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions
Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
$9.810	$9.190	$7.010	$12.020	$12.580

0.325	0.349	0.387	0.374	0.424
0.086	0.693	2.246	(4.585)	(0.528)
0.411	1.042	2.633	(4.211)	(0.104)

(0.331)	(0.422)	(0.453)	(0.463)	(0.395)
—	—	—	(0.336)	(0.061)
(0.331)	(0.422)	(0.453)	(0.799)	(0.456)

$9.890	$9.810	$9.190	$7.010	$12.020

4.13%	11.60%	39.15%	(37.39% )	(0.88% )

$3,340	$3,069	$3,067	$1,928	$6,220
1.44%	1.51%	1.42%	1.25%	1.25%

1.54%	1.61%	1.66%	1.56%	1.47%
3.16%	3.68%	4.97%	3.67%	3.35%

3.06%	3.58%	4.73%	3.36%	3.13%
110%	109%	69%	51%	52%

Financial highlights
Delaware Dividend Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
$9.810	$9.190	$7.010	$12.040	$12.600

0.375	0.399	0.426	0.425	0.488
0.088	0.697	2.246	(4.602)	(0.528)
0.463	1.096	2.672	(4.177)	(0.040)

(0.383)	(0.476)	(0.492)	(0.517)	(0.459)
—	—	—	(0.336)	(0.061)
(0.383)	(0.476)	(0.492)	(0.853)	(0.520)

$9.890	$9.810	$9.190	$7.010	$12.040

4.55%	12.24%	39.68%	(37.04% )	(0.46% )

$24,986	$12,766	$2,394	$2,288	$5,384
0.94%	1.01%	0.92%	0.75%	0.75%

0.94%	1.01%	1.06%	0.96%	0.87%
3.66%	4.18%	5.47%	4.17%	3.85%

3.66%	4.18%	5.33%	3.96%	3.73%
110%	109%	69%	51%	52%

Notes to financial statements
Delaware Dividend Income Fund	November 30, 2011

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Dividend Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide high current income and an investment that has the potential for capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Short-term debt securities are valued at market value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2008 – November 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on November 30, 2011.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction

Notes to financial statements
Delaware Dividend Income Fund

1. Significant Accounting Policies (continued)

gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended November 30, 2011.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended November 30, 2011.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended November 30, 2011, the Fund earned $890 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Effective March 30, 2011, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 0.98% of average daily net assets of the Fund through March 29, 2012. Prior to March 30, 2011, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) did not exceed 1.07% of average daily net assets of the Fund. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. The expense waiver and reimbursement apply only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended November 30, 2011, the Fund was charged $20,876 for these services.

Notes to financial statements
Delaware Dividend Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DSC also provides dividend disbursing and transfer agent services. Effective July 18, 2011, the Fund pays DSC a monthly asset-based fee for these services. Prior to July 18, 2011, the Fund paid DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 29, 2012 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At November 30, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$209,464
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	9,308
Distribution fees payable to DDLP	184,032
Other expenses payable to DMC and affiliates*	14,764

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended November 30, 2011, the Fund was charged $7,610 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended November 30, 2011, DDLP earned $88,596 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2011 DDLP received gross CDSC commissions of $16, $23,561 and $6,321 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended November 30, 2011, the Fund made purchases of $447,112,592 and sales of $439,872,237 of investment securities other than U.S. government securities and short-term investments. For the year ended November 30, 2011, the Fund made purchases of $- and sales of $48,800 of long-term U.S. government securities.

At November 30, 2011, the cost of investments for federal income tax purposes was $ 414,830,378. At November 30, 2011, the net unrealized depreciation was $(15,662,528), of which $21,966,083 related to unrealized appreciation of investments and $(37,628,611) related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing.)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Notes to financial statements
Delaware Dividend Income Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Commercial Mortgage Backed
Securities	$—	$3,644,978	$—	$3,644,978
Common Stock	220,820,789	9,968,018	11	230,788,818
Corporate Debt	2,988,867	134,432,463	154,632	137,575,962
Investment Companies	1,529,956	—	—	1,529,956
Short-Term Investments	—	12,405,669	—	12,405,669
Securities Lending Collateral	—	9,530,309	—	9,530,309
Other	2,599,675	1,092,481	2	3,692,158
Total	$227,939,287	$171,073,918	$154,645	$399,167,850

Foreign Currency
Exchange Contracts	$—	$(384)	$—	$(384)
Swap Contracts	$—	$(233,919)	$—	$(233,919)
Written Options	$(291,890)	$—	$—	$(291,890)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate	Common	Security
	Debt	Stock	Lending	Other	Total
Balance as of 11/30/10	$966,947	$11	$—	$14,637	$981,595
Purchases	6,592	—	—	—	6,592
Sales	(735,482)	(7,681)	—	(27,213)	(770,376)
Net realized gain	2,524	—	—	4	2,528
Transfer out of Level 3	—	—	—	(553,160)	(553,160)
Net change in unrealized
appreciation/depreciation	(85,949)	7,681	—	565,734	487,466
Balance as of 11/30/11	$154,632	$11	$—	$2	$154,645

Net change in unrealized
appreciation/depreciation
from investments still held
as of 11/30/11	$(87,850)	$—	$—	$27,209	$(60,641)

During the year ended November 30, 2011, transfers out of Level 3 investments into Level 2 investments were made in the amount of $553,160 for the Fund. The transfer was due to the Fund’s pricing vendor being able to supply a matrix price with observable inputs for an investment that had been utilizing a broker quoted price. During the year ended November 30, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2011 and 2010 was as follows:

	Year Ended
	11/30/11	11/30/10
Ordinary income	$13,257,392	$16,770,862

5. Components of Net Assets on a Tax Basis

As of November 30, 2011, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$557,107,782
Capital loss carryforwards	(149,893,736)
Other temporary differences	64,624
Unrealized depreciation	(15,729,374)
Net assets	$391,549,296

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of market discount and premium on debt instruments, tax treatment of partnership income and contingent payment debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, partnership income, contingent payment on debt instruments, market discount and premium on certain debt instruments and CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the year ended November 30, 2011, the Fund recorded the following reclassifications.

Notes to financial statements
Delaware Dividend Income Fund

5. Components of Net Assets on a Tax Basis (continued)

Distributions in excess of net investment income	$2,082,645
Accumulated net realized loss	(1,803,578)
Paid-in capital	(279,067)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $ 11,227,318 was utilized in 2011. Capital loss carryforwards remaining at November 30, 2011 will expire as follows: $95,144,686 expires in 2016 and $ 54,749,050 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	11/30/11	11/30/10
Shares sold:
Class A	4,733,184	2,903,974
Class B	21,274	29,560
Class C	3,076,327	2,058,302
Class R	80,472	80,422
Institutional Class	2,273,998	1,307,297

Shares issued upon reinvestment of dividends and distributions:
Class A	569,861	773,532
Class B	58,903	105,905
Class C	361,745	507,969
Class R	10,179	16,044
Institutional Class	61,445	33,090
	11,247,388	7,816,095

Shares repurchased:
Class A	(5,824,333)	(5,850,259)
Class B	(730,840)	(851,188)
Class C	(3,657,004)	(3,952,273)
Class R	(65,859)	(117,344)
Institutional Class	(1,109,973)	(299,012)
	(11,388,009)	(11,070,076)
Net decrease	(140,621)	(3,253,981)

For the years ended November 30, 2011 and 2010, 53,216 Class B shares were converted to 53,257 Class A shares valued at $547,202 and 87,197 Class B shares were converted to 87,127 Class A shares valued at $830,839, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 15, 2011.

Notes to financial statements
Delaware Dividend Income Fund

7. Line of Credit (continued)

On November 15, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Fund had no amounts outstanding as of November 30, 2011 or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Options Contracts — During the year ended November 30, 2011, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; to earn income; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. Transactions in written options during the year ended November 30, 2011 for the Fund were as follows:

	Number of
	contracts	Premiums
Options outstanding at November 30, 2010	—	$—
Options written	7,767	653,950
Options expired	(5,639)	(235,927)
Options terminated in closing purchase transactions	(1,088)	(112,469)
Options outstanding at November 30, 2011	1,040	$305,554

Swap Contracts — The Fund may enter into index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No index swap contracts were outstanding at November 30, 2011.

Notes to financial statements
Delaware Dividend Income Fund

8. Derivatives (continued)

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended November 30, 2011, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At November 30, 2011, the net unrealized depreciation of credit default swaps was $233,919. If a credit event had occurred for all open swap transactions where collateral posting was required as of November 30, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have received $15,840,000 less the value of the contracts’ related reference obligations. The Fund received securities collateral of $350,000 and cash collateral of $886,000 for certain open derivatives.

CDS may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of November 30, 2011 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Forward currency exchange
contracts (Foreign currency
exchange contracts)	Receivables and other assets net of other liabilities	$—	Receivables and other assets net of other liabilities	$(384)
Equity contracts
(Written options)	Written options, at value	13,664	Written options, at value	—
Credit contracts
(Swap contracts)	Receivables and other assets net of other liabilities	—	Receivables and other assets net of other liabilities	(233,919)
Total		$13,664		$(234,303)

Notes to financial statements
Delaware Dividend Income Fund

8. Derivatives (continued)

The effect of derivative instruments on the statement of operations for the year ended November 30, 2011 was as follows:

		Realized Gain	Change in Unrealized
		or Loss on	Appreciation or
		Derivatives	Depreciation
	Location of Gain or Loss on	Recognized in	on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward currency exchange
contracts (Foreign currency
exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(258,894)	$(384)
Equity contracts
(Written options)	Net realized gain on written options and net change in unrealized appreciation/depreciation of investments and foreign currencies	305,386	13,664
Credit contracts
(Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(531,572)	(233,919)
Total		$(485,080)	$(220,639)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the year ended November 30, 2011. The average balance of derivatives held is generally similar to the volume of derivative activity for the year ended November 30, 2011.

	Asset	Liability
	Derivative	Derivative
	Volume	Volume
Forward foreign currency contracts (average cost)	$132,660	$176,091
Options contracts (average notional amount)	—	29,723
Swap contracts (average notional amount)	5,640,521	—

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining initial collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default

Notes to financial statements
Delaware Dividend Income Fund

9. Securities Lending (continued)

or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At November 30, 2011, the value of securities on loan was $10,224,411, for which the Fund received collateral, comprised of non-cash collateral valued at $2,884 and cash collateral of $10,249,391. At November 30, 2011, the value of invested collateral was $9,530,309. Investments purchased with cash collateral are presented on the statement of net asset under the caption “Securities Lending Collateral.”

10. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended November 30, 2011. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to November 30, 2011 that would require recognition or disclosure in the Fund’s financial statements.

13. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended November 30, 2011, the Fund designates distributions paid during the year as follows:

(A)	Ordinary Income Distributions (Tax Basis)*	100%
	Qualifying Dividends[1]	40%

(A) is based on a percentage of the Fund’s total distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
*For the fiscal year ended November 30, 2011, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010. The Fund intends to designate up to a maximum amount of $5,084,210 to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2011 Form 1099-DIV.

For the fiscal year ended November 30, 2011, certain dividends paid by the Fund have been determined to be interest-related dividends and may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004 and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010. For the fiscal year ended November 30, 2011, the Fund has designated maximum distributions of Qualified Interest Income of $ 8,247,315.

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group Equity Funds V and Shareholders of
Delaware Dividend Income Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Dividend Income Fund (one of the series constituting Delaware Group Equity Funds V, hereafter referred to as the “Fund”) at November 30, 2011, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended November 30, 2009 were audited by other independent accountants whose report dated January 21, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 23, 2012

Other Fund information
(Unaudited)
Delaware Dividend Income Fund

Board Consideration of Delaware Dividend Income Fund Investment Advisory Agreement

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Dividend Income Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Fund. The Board once again noted the benefits provided to Fund shareholders through each

Other Fund information
(Unaudited)
Delaware Dividend Income Fund

Board Consideration of Delaware Dividend Income Fund Investment Advisory Agreement (continued)

shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed asset target allocation moderate funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three- and ten-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the five-year period was in the second quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non

12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s management fee and total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through March 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

Other Fund information
(Unaudited)
Delaware Dividend Income Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds V (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	74	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.2
Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007–2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	74	Chairman of Investment
(March 2004–Present)		Committee
		Pennsylvania Academy of
Investment Manager		Fine Arts
Morgan Stanley & Co.
(January 1984–March 2004)		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society

		Director
		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	74	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	74	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	74	None
Assurant, Inc. (Insurance)
(2002–2004)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	74	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001–2009)

Director and Audit
Committee Chairperson
Andy Warhol Foundation
(1999–2007)

Executive Advisor to Dean	74	Trust Manager — Camden
(since August 2011) and		Property Trust
Interim Dean		(since August 2011)
(January 2011–July 2011) —
University of Miami School of		Board of Trustees
Business Administration		Thunderbird School of
Global Management
President — U.S. Trust,		(2007–2011)
Bank of America Private
Wealth Management		Board of Trustees
(Private Banking)		Carrollton School of the
(July 2007–December 2008)		Sacred Heart
(since 2007)
President and Director
(November 2005–June 2007) and		Board Member
Chief Executive Officer		Foreign Policy Association
(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
(Private Banking)		Board of Trustees
Georgetown Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	74	Director and Audit
(January 2006–Present)		Committee Member
Vice President — Mergers & Acquisitions		Okabena Company
(January 2003–January 2006), and
Vice President and Treasurer		Chair — 3M
(July 1995–January 2003)		Investment Management
3M Corporation		Company

Founder	74	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director
Founder		Oxigene, Inc.
Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	74	None3
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	74	None3
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	74	None3
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	74	None3
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Dividend Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Annual report Delaware Small Cap Core Fund November 30, 2011 U.S. core equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Core Fund at www.delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Small Cap Core Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation
and top 10 equity holdings	10
Statement of net assets	12
Statement of operations	19
Statements of changes in net assets	20
Financial highlights	22
Notes to financial statements	30
Report of independent registered
public accounting firm	41
Other Fund information	42
Board of trustees/directors and
officers addendum	46
About the organization	56

Unless otherwise noted, views expressed herein are current as of Nov. 30, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Small Cap Core Fund	December 6, 2011

Performance preview (for the year ended November 30, 2011)
Delaware Small Cap Core Fund (Class A shares)	1-year return	+8.10%
Russell 2000® Index (benchmark)	1-year return	+2.75%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Small Cap Core Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

During the Fund’s fiscal year ended Nov. 30, 2011, small-cap stocks followed a sharp up-down-up pattern in response to decelerating global economic growth, a deepening credit crunch in the euro zone, and overall fragile investor sentiment regarding risk. Yet despite a steep decline beginning in early July 2011, many small-cap stocks finished the fiscal year close to where they began twelve months earlier (source: Bloomberg).

The beginning of the Fund’s fiscal year was about a year and a half into a strong bull market that roughly coincided with the United States’ attempts to recover from the 2008-2009 recession. During the final weeks of 2010, optimism was still high that the pace of economic growth would accelerate in 2011, led by recoveries in the labor and housing markets.

However, by early spring 2011, a series of events had begun to chip away at that optimism. First, fast-rising food and energy prices undermined consumer buying power. A broad bull market in commodities was driven by Federal Reserve policy which pushed the dollar lower, and by popular uprisings in the Middle East and Africa that toppled long-entrenched dictatorships and threatened energy supplies. In March 2011, a devastating earthquake, tsunami, and nuclear crisis in Japan disrupted not only that country’s failing economy, but global supply chains as well. By summer, it was apparent to many that U.S. economic growth was decelerating and a double-dip recession seemed possible, if not likely. The economic backdrop grew more unsettled as a political showdown emerged over raising the nation’s debt ceiling, increasing the odds of a technical default on Treasury debt. No sooner had that issue been temporarily resolved than sovereign credit concerns flared up again in the euro zone. With bond yields rising (and prices declining) in larger peripheral economies, most notably Italy and Spain, many investors feared that a breakup of the euro zone was a distinct possibility.

As the fiscal year drew to a close, stock prices were mostly rising amid near hyper-volatility. While the euro zone crisis remained unresolved, a consensus emerged that European politicians and institutions had heard the dire warnings from financial markets and were prepared to do whatever it took to keep the single currency experiment alive. Sentiment was further bolstered by the joint efforts of six global central banks to provide dollar liquidity to euro zone banks, thus attempting to ease fears of a freeze in credit availability. Finally, there were hopeful

1

Portfolio management review
Delaware Small Cap Core Fund

signs that the U.S. economy was gaining traction after the summer slowdown, with employment, manufacturing, and housing all showing signs of life.

Within the Fund

For the fiscal year ended Nov. 30, 2011, Delaware Small Cap Core Fund Class A shares returned +8.10% at net asset value and +1.89% at maximum offer price. Both figures reflect all distributions reinvested. For the same period, the Fund’s benchmark, the Russell 2000 Index, returned +2.75%. Complete annualized performance for Delaware Small Cap Core Fund is shown in the table on page 4.

Stock selection in the capital goods, healthcare, technology, and financial sectors contributed to the Fund’s outperformance versus its benchmark. While not immune to swings in investor sentiment or global economic downturns, many of the companies within these sectors operated within domestic, differentiated markets, and were positioned to experience growth despite a weaker climate. The capital goods sector also was a strong area for the Fund — particularly at the beginning of its fiscal year when solid global demand had positive effects on several of the Fund’s holdings.

One of the Fund’s best performers was pharmaceutical company, Regeneron, which advanced 85% during the Fund’s fiscal year. The company’s promising trial data from Eylea, a drug used to treat macular degeneration (which causes vision loss in the elderly), was well received by the market; Eylea was ultimately approved by the FDA in November 2011. We sold this stock as the company’s growth meant it “graduated” from small-cap index status. Technology was another strong sector. In general, we’ve sought companies that offer the prospect of strong secular growth due to advantageous research and development (R&D) and structural positioning.

Liquidity Services, which advanced 120% during the fiscal year, is an example of one of these companies. Liquidity Services is an e-commerce company that helps organizations (primarily in the U.S. and Europe) resell unused or unwanted inventory. The company offers the only major platform for this service, and the stock generated strong results during the Fund’s fiscal year. More recently, the acquisition of a competitor boosted both its customer base and stock price. It’s important to note that high returns, such as those previously discussed, are unusual and were primarily achieved during favorable market conditions.

In contrast, stocks that underperformed during the fiscal year included holdings in Ferro and Kforce. Ferro, a specialty chemical company, provides a broad range of chemicals that are used in product coatings, including solar panels. The stock declined 62% during the Fund’s fiscal year as the company was hit hard by the downturn in the solar energy market. We recognized the challenges posed by the solar energy market, but given the stock’s current valuations and long-term future prospects, we continued to hold the stock at the end of the fiscal year.

2

The Fund’s holding in Kforce lost ground during the fiscal year, declining 19%. A professional staffing company, Kforce focuses on information technology, financial services, government, and healthcare companies. Exposure to government was one source of weakness for Kforce, as budgets were generally hit by declining revenues. Additionally, the staffing industry’s gross margins have been under pressure. The stock fell on weak guidance over summer 2011 and has since rebounded. We generally view its markets and business model positively in the long term and continue to hold the stock.

In such a turbulent market, we continue to maintain our approach of investing in companies with what we view as strong balance sheets and cash flow, sustainable competitive advantages, and high-quality management teams that could potentially deliver value to their shareholders even under challenging economic conditions.

In such a turbulent market, we continue to maintain our approach of investing in companies with what we view as strong balance sheets and cash flow, sustainable competitive advantages, and high-quality management teams that could potentially deliver value to their shareholders even under challenging economic conditions.

3

Performance summary
Delaware Small Cap Core Fund	November 30, 2011

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through November 30, 2011
	1 year	5 years	10 years	Lifetime
Class A (Est. Dec. 29, 1998)
Excluding sales charge	+8.10%	-0.05%	+7.67%	n/a
Including sales charge	+1.89%	-1.22%	+7.04%	n/a
Class C (Est. Aug. 1, 2005)
Excluding sales charge	+7.37%	-0.79%	n/a	+1.41%
Including sales charge	+6.37%	-0.79%	n/a	+1.41%
Class R (Est. Aug. 1, 2005)
Excluding sales charge	+7.79%	-0.30%	n/a	+1.92%
Including sales charge	+7.79%	-0.30%	n/a	+1.92%
Institutional Class (Est. Dec. 29, 1998)
Excluding sales charge	+8.37%	+0.20%	+7.85%	n/a
Including sales charge	+8.37%	+0.20%	+7.85%	n/a

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from March 30, 2011, through March 29, 2012.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual

4

distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from March 30, 2011, through March 29, 2012.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 1.15% of the Fund’s average daily net assets from March 30, 2011, through March 29, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses	1.54%	2.24%	1.84%	1.24%
(without fee waivers)
Net expenses	1.40%	2.15%	1.65%	1.15%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

5

Performance summary
Delaware Small Cap Core Fund

Performance of a $10,000 investment1
Average annual total returns from Nov. 30, 2001, through Nov. 30, 2011

For period beginning Nov. 30, 2001, through Nov. 30, 2011	Starting value	Ending value
Delaware Small Cap Core Fund — Class A Shares	$9,425	$19,743
Russell 2000 Index	$10,000	$18,221

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Nov. 30, 2001, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 6.

The chart also assumes $10,000 invested in the Russell 2000 Index as of Nov. 30, 2001. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DCCAX	24610B883
Class C	DCCCX	24610B867
Class R	DCCRX	24610B834
Institutional Class	DCCIX	24610B859

6

Disclosure of Fund expenses
For the six-month period from June 1, 2011 to November 30, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from June 1, 2011 to November 30, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware Small Cap Core Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	6/1/11	11/30/11	Expense Ratio	6/1/11 to 11/30/11*
Actual Fund return
Class A	$1,000.00	$890.90	1.38%	$6.54
Class C	1,000.00	888.80	2.13%	10.09
Class R	1,000.00	890.50	1.63%	7.72
Institutional Class	1,000.00	892.30	1.13%	5.36
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.15	1.38%	$6.98
Class C	1,000.00	1,014.39	2.13%	10.76
Class R	1,000.00	1,016.90	1.63%	8.24
Institutional Class	1,000.00	1,019.40	1.13%	5.72

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

9

Security type/sector allocation and
top 10 equity holdings
Delaware Small Cap Core Fund	As of November 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	97.97%
Basic Materials	5.41%
Business Services	4.31%
Capital Goods	11.25%
Communication Services	2.26%
Consumer Discretionary	5.29%
Consumer Services	4.52%
Consumer Staples	4.25%
Credit Cyclicals	1.10%
Energy	5.74%
Financials	12.86%
Healthcare	12.85%
Media	1.81%
Real Estate	6.40%
Technology	16.70%
Transportation	1.35%
Utilities	1.87%
Short-Term Investments	2.14%
Securities Lending Collateral	1.16%
Total Value of Securities	101.27%
Obligation to Return Securities Lending Collateral	(1.46%)
Receivables and Other Assets Net of Other Liabilities	0.19%
Total Net Assets	100.00%

10

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Casey’s General Stores	1.19%
Onyx Pharmaceuticals	1.16%
Key Energy Group	1.06%
Align Technology	1.05%
Steven Madden	1.04%
Susser Holdings	1.03%
Applied Industrial Technologies	1.01%
SonoSite	0.98%
AFC Enterprises	0.97%
United Stationers	0.97%

11

Statement of net assets
Delaware Small Cap Core Fund	November 30, 2011

		Number of shares	Value
Common Stock – 97.97%
Basic Materials – 5.41%
	Boise	56,300	$336,111
†	Castle (A.M.)	34,900	474,640
†	Coeur d’Alene Mines	18,400	538,568
†	Ferro	55,500	322,455
†	Gibraltar Industries	28,200	382,110
	Innophos Holdings	5,400	265,950
†	KapStone Paper & Packaging	7,213	119,592
	Koppers Holdings	9,120	301,234
	Silgan Holdings	14,160	551,390
†	TPC Group	17,500	420,000
			3,712,050
Business Services – 4.31%
†	AMN Healthcare Services	68,930	316,389
†	CRA International	12,120	247,490
†	Kforce	40,850	500,413
	McGrath RentCorp	10,680	298,933
†	TeleTech Holdings	29,700	523,017
	U.S. Ecology	22,080	407,155
	United Stationers	19,800	664,092
			2,957,489
Capital Goods – 11.25%
*	AAON	25,625	561,444
	Acuity Brands	9,520	478,380
	Applied Industrial Technologies	20,040	691,982
	Barnes Group	23,400	582,894
†	Chart Industries	9,334	568,067
†	Columbus McKinnon	27,420	344,395
	Ducommun	8,000	95,760
	ESCO Technologies	12,500	338,750
†	Esterline Technologies	12,000	646,440
	Granite Construction	11,000	273,900
†	Kadant	19,500	398,580
	Lufkin Industries	6,680	468,134
†	MYR Group	24,500	429,730
†	Rofin-Sinar Technologies	12,100	291,126
†	Tetra Tech	17,500	391,825
†*	Titan Machinery	20,350	441,595

12

		Number of shares	Value
Common Stock (continued)
Capital Goods (continued)
	Triumph Group	7,700	$458,073
	Tutor Perini	16,180	266,808
			7,727,883
Communication Services – 2.26%
*	Alaska Communications Systems Group	35,000	187,250
	Atlantic Tele-Network	8,184	338,818
†	InterXion Holding	15,591	205,801
†	Lumos Networks	9,345	136,717
	NTELOS Holdings	13,745	290,157
†	RigNet	23,800	391,748
			1,550,491
Consumer Discretionary – 5.29%
	Big 5 Sporting Goods	27,200	248,064
	DSW Class A	11,200	504,000
†	G-III Apparel Group	21,000	387,030
†	Iconix Brand Group	34,900	602,374
*	Jones Group	14,900	161,665
†*	Jos. A. Bank Clothiers	12,750	628,320
†	Perry Ellis International	27,000	386,100
†	Steven Madden	20,000	713,200
			3,630,753
Consumer Services – 4.52%
†	AFC Enterprises	42,500	667,249
†	Bally Technologies	7,440	285,250
†	Buffalo Wild Wings	6,320	407,514
	CEC Entertainment	12,410	417,969
†	Cheesecake Factory	12,100	343,156
†	Jack in the Box	22,280	456,740
†	Shuffle Master	47,200	523,448
			3,101,326
Consumer Staples – 4.25%
	Casey’s General Stores	15,300	816,714
†*	Fresh Market	9,489	372,253
	J&J Snack Foods	11,000	570,680
†	Prestige Brands Holdings	45,500	449,540
†	Susser Holdings	30,850	708,933
			2,918,120

13

Statement of net assets
Delaware Small Cap Core Fund

		Number of shares	Value
Common Stock (continued)
Credit Cyclicals – 1.10%
	Cooper Tire & Rubber	21,900	$293,460
†	Tenneco	15,900	460,464
			753,924
Energy – 5.74%
	Berry Petroleum Class A	12,500	548,500
	Bristow Group	13,450	619,507
†*	Carrizo Oil & Gas	20,900	594,814
†	Key Energy Group	48,300	729,330
†*	Pioneer Drilling	57,200	628,056
†	Rosetta Resources	9,600	521,664
†	Swift Energy	10,300	302,717
			3,944,588
Financials – 12.86%
	Alterra Capital Holdings	21,050	483,098
	American Equity Investment Life Holding	44,200	488,852
	Apollo Investment	50,750	365,908
	Cardinal Financial	37,300	398,737
	City Holding	11,150	363,044
	Delphi Financial Group	19,100	525,250
	Dime Community Bancshares	33,400	395,456
	Flushing Financial	37,600	486,544
	Home BancShares	16,600	412,676
@	Independent Bank	17,100	446,994
	Park National	8,500	517,650
†	Piper Jaffray	15,700	324,990
	Primerica	21,500	493,640
	ProAssurance	5,630	448,204
	Prosperity Bancshares	15,200	607,847
	Susquehanna Bancshares	57,900	458,568
†	Texas Capital Bancshares	17,000	490,620
	Trustmark	26,000	581,360
	Webster Financial	27,400	539,780
			8,829,218
Healthcare – 12.85%
†	Acorda Therapeutics	17,500	405,125
†	Air Methods	8,000	645,760
†	Align Technology	29,370	719,565

14

		Number of shares	Value
Common Stock (continued)
Healthcare (continued)
†	Alkermes	41,630	$636,523
†	Catalyst Health Solutions	10,690	556,094
†	CONMED	16,440	432,208
†	CryoLife	47,400	195,288
†	Haemonetics	8,200	485,686
†	ICON ADR	21,200	360,612
†*	Incyte	31,600	435,132
†	Merit Medical Systems	36,787	510,971
†	Onyx Pharmaceuticals	18,090	797,769
	Quality Systems	12,700	448,945
†*	Quidel	31,400	569,910
†*	SonoSite	16,250	672,750
†	Spectrum Pharmaceuticals	33,400	462,590
	West Pharmaceutical Services	12,610	485,863
			8,820,791
Media – 1.81%
	Cinemark Holdings	20,233	396,364
†	Knology	34,350	489,488
	National CineMedia	27,350	356,644
			1,242,496
Real Estate – 6.40%
	DCT Industrial Trust	87,900	422,799
*	DuPont Fabros Technology	21,700	488,901
	EastGroup Properties	13,300	566,181
	Entertainment Properties Trust	12,900	576,630
	Home Properties	11,710	643,699
	LaSalle Hotel Properties	24,300	568,863
	Sovran Self Storage	14,730	613,357
	Tanger Factory Outlet Centers	18,100	513,135
			4,393,565
Technology – 16.70%
	ADTRAN	18,600	614,358
†*	Amkor Technology	84,100	373,404
†	Anixter International	9,550	586,466
†	Applied Micro Circuits	65,300	487,138
†	Cirrus Logic	20,200	329,058
†	comScore	17,500	347,725

15

Statement of net assets
Delaware Small Cap Core Fund

		Number of shares	Value
Common Stock (continued)
Technology (continued)
†	ExlService Holdings	9,490	$252,434
†	FARO Technologies	11,690	566,381
†*	IXYS	36,200	417,748
	j2 Global Communications	20,900	566,599
†*	KEYW Holding	27,482	223,429
†	Liquidity Services	13,400	456,404
†	LogMeIn	15,077	648,461
†	Netgear	11,110	422,069
	Plantronics	14,100	485,886
†	Progress Software	22,425	456,797
†*	QuinStreet	38,600	357,436
†	RPX	8,959	126,501
†	Semtech	17,600	408,320
†	SolarWinds	12,480	409,219
†	SS&C Technologies Holdings	31,132	499,669
†*	SuccessFactors	16,000	409,600
†*	Synaptics	9,320	302,527
	Syntel	7,700	368,368
†	ValueClick	29,130	450,350
†*	ViaSat	9,630	455,692
†	Vocus	20,950	444,559
			11,466,598
Transportation – 1.35%
*	Box Ships	27,861	284,739
†	HUB Group Class A	21,670	645,333
			930,072
Utilities – 1.87%
	Cleco	15,000	542,100
	NorthWestern	10,200	355,776
	UIL Holdings	11,016	383,797
			1,281,673
Total Common Stock (cost $58,266,933)			67,261,037

		Principal amount
Short-Term Investments – 2.14%
≠Discount Note – 0.06%
	Federal Home Loan Bank 0.01% 12/23/11	$38,729	38,729
			38,729

16

	Principal amount	Value
Short-Term Investments (continued)
Repurchase Agreements – 2.08%
BNP Paribas 0.08%, dated 11/30/11, to be repurchased on
12/1/11, repurchase price $1,431,003 (collateralized by
U.S. government obligations 0.00%-4.25% 1/13/12-
5/15/21; market value $1,459,620)	$1,431,000	$1,431,000
		1,431,000
Total Short-Term Investments (cost $1,469,729)		1,469,729

Total Value of Securities Before Securities
Lending Collateral – 100.11% (cost $59,736,662)		68,730,766

	Number of shares
Securities Lending Collateral** – 1.16%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	106,822	103,254
Delaware Investments Collateral Fund No. 1	689,792	689,792
@†Mellon GSL Reinvestment Trust II	203,386	0
Total Securities Lending Collateral (cost $1,000,000)		793,046

Total Value of Securities – 101.27%
(cost $60,736,662)		69,523,812	©
Obligation to Return Securities
Lending Collateral** – (1.46%)		(1,000,000)
Receivables and Other Assets
Net of Other Liabilities – 0.19%		129,167
Net Assets Applicable to 5,729,427
Shares Outstanding – 100.00%		$68,652,979

Net Asset Value – Delaware Small Cap Core Fund
Class A ($24,242,178 / 2,017,812 Shares)		$12.01
Net Asset Value – Delaware Small Cap Core Fund
Class C ($7,701,689 / 669,402 Shares)		$11.51
Net Asset Value – Delaware Small Cap Core Fund
Class R ($5,786,231 / 487,430 Shares)		$11.87
Net Asset Value – Delaware Small Cap Core Fund
Institutional Class ($30,922,881 / 2,554,783 Shares)		$12.10

17

Statement of net assets
Delaware Small Cap Core Fund

Components of Net Assets at November 30, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$73,989,580
Accumulated net realized loss on investments	(14,123,751)
Net unrealized appreciation of investments	8,787,150
Total net assets	$68,652,979

†	Non income producing security.
*	Fully or partially on loan.
@	Illiquid security. At November 30, 2011, the aggregate value of illiquid securities was $446,994, which represented 0.65% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $1,019,534 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Small Cap Core Fund
Net asset value Class A (A)	$12.01
Sales charge (5.75% of offering price) (B)	0.73
Offering price	$12.74

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

ADR — American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

18

Statement of operations
Delaware Small Cap Core Fund	Year Ended November 30, 2011

Investment Income:
Dividends	$882,197
Securities lending income	21,392
Interest	824	$904,413

Expenses:
Management fees	571,410
Distribution expenses – Class A	74,926
Distribution expenses – Class C	86,783
Distribution expenses – Class R	34,701
Dividend disbursing and transfer agent fees and expenses	146,413
Registration fees	55,492
Accounting and administration expenses	29,950
Reports and statements to shareholders	28,172
Audit and tax	14,625
Dues and services	8,869
Legal fees	6,527
Trustees’ fees	4,060
Pricing fees	2,873
Custodian fees	2,742
Insurance fees	1,621
Consulting fees	795
Trustees’ expenses	260	1,070,219
Less fees waived		(8,338)
Less waived distribution expenses – Class A		(12,487)
Less waived distribution expenses – Class R		(5,784)
Less expense paid indirectly		(132)
Total operating expenses		1,043,478
Net Investment Loss		(139,065)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments		9,209,066
Net change in unrealized appreciation (depreciation) of investments		(3,287,624)
Net Realized and Unrealized Gain on Investments		5,921,442

Net Increase in Net Assets Resulting from Operations		$5,782,377

See accompanying notes, which are an integral part of the financial statements.

19

Statements of changes in net assets
Delaware Small Cap Core Fund

	Year Ended
	11/30/11	11/30/10
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(139,065)	$261,395
Net realized gain	9,209,066	3,522,341
Net change in unrealized appreciation (depreciation)	(3,287,624)	12,929,275
Net increase in net assets resulting from operations	5,782,377	16,713,011

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(92,099)	—
Class R	(8,964)	—
Institutional Class	(212,181)	(17,356)
	(313,244)	(17,356)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,030,562	4,306,525
Class C	1,033,137	686,381
Class R	2,426,192	2,049,922
Institutional Class	6,692,393	7,109,533

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	78,094	—
Class R	8,964	—
Institutional Class	208,938	17,356
	16,478,280	14,169,717

20

	Year Ended
	11/30/11	11/30/10
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(6,881,717)	$(11,425,713)
Class C	(2,211,672)	(1,741,133)
Class R	(2,387,206)	(1,642,766)
Institutional Class	(12,489,064)	(11,609,584)
	(23,969,659)	(26,419,196)
Decrease in net assets derived from capital share transactions	(7,491,379)	(12,249,479)
Net Increase (Decrease) in Net Assets	(2,022,246)	4,446,176

Net Assets:
Beginning of year	70,675,225	66,229,049
End of year (including undistributed net investment income of
$— and $280,680, respectively)	$68,652,979	$70,675,225

See accompanying notes, which are an integral part of the financial statements.

21

Financial highlights
Delaware Small Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.

2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Year Ended
11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
$11.150	$8.740	$6.930	$12.150	$13.030

(0.024)	0.034	0.003	0.019	(0.010)
0.928	2.376	1.815	(4.747)	(0.450)
0.904	2.410	1.818	(4.728)	(0.460)

(0.044)	—	(0.008)	—	—
—	—	—	(0.492)	(0.420)
(0.044)	—	(0.008)	(0.492)	(0.420)

$12.010	$11.150	$8.740	$6.930	$12.150

8.10%	27.57%	25.36%	(40.55% )	(3.62% )

$24,242	$23,191	$24,512	$17,529	$41,871
1.39%	1.40%	1.45%	1.34%	1.29%

1.45%	1.54%	1.63%	1.57%	1.47%
(0.20% )	0.35%	0.04%	0.19%	(0.07% )

(0.26% )	0.21%	(0.14% )	(0.04% )	(0.25% )
42%	37%	79%	84%	104%

23

Financial highlights
Delaware Small Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.

2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Year Ended
11/30/11		11/30/10		11/30/09		11/30/08	11/30/07
$10.720		$8.470		$6.750		$11.940	$12.910

(0.112)		(0.039)		(0.052)		(0.055)	(0.105)
0.902		2.289		1.772		(4.643)	(0.445)
0.790		2.250		1.720		(4.698)	(0.550)

—		—		—		(0.492)	(0.420)
—		—		—		(0.492)	(0.420)

$11.510		$10.720		$8.470		$6.750	$11.940

7.37%		26.56%		25.48%		(41.03% )	(4.37% )

$7,702		$8,285		$7,468		$7,494	$18,697
2.14%		2.15%		2.20%		2.09%	2.04%

2.15%		2.24%		2.33%		2.27%	2.17%
(0.95%	)	(0.40%	)	(0.71%	)	(0.56% )	(0.82% )

(0.96%	)	(0.49%	)	(0.84%	)	(0.74% )	(0.95% )
42%		37%		79%		84%	104%

25

Financial highlights
Delaware Small Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.

2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Year Ended
11/30/11	11/30/10		11/30/09		11/30/08	11/30/07
$11.030	$ 8.660		$ 6.870		$12.090	$13.000

(0.054)	0.009		(0.016)		(0.005)	(0.042)
0.913	2.361		1.806		(4.723)	(0.448)
0.859	2.370		1.790		(4.728)	(0.490)

(0.019)	—		—		—	—
—	—		—		(0.492)	(0.420)
(0.019)	—		—		(0.492)	(0.420)

$11.870	$11.030		$ 8.660		$ 6.870	$12.090

7.79%	27.37%		26.06%		(40.75% )	(3.86% )

$5,786	$ 5,322		$3,848		$2,611	$3,100
1.64%	1.65%		1.70%		1.59%	1.54%

1.75%	1.84%		1.93%		1.87%	1.77%
(0.45% )	0.10%		(0.21%	)	(0.06% )	(0.32% )

(0.56% )	(0.09%	)	(0.44%	)	(0.34% )	(0.55% )
42%	37%		79%		84%	104%

27

Financial highlights
Delaware Small Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

28

Year Ended
11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
$11.230	$ 8.790	$ 6.970	$ 12.190	$ 13.040

0.006	0.060	0.022	0.044	0.023
0.934	2.385	1.830	(4.772)	(0.453)
0.940	2.445	1.852	(4.728)	(0.430)

(0.070)	(0.005)	(0.032)	—	—
—	—	—	(0.492)	(0.420)
(0.070)	(0.005)	(0.032)	(0.492)	(0.420)

$12.100	$11.230	$ 8.790	$ 6.970	$ 12.190

8.37%	27.83%	25.78%	(40.41% )	(3.38% )

$30,923	$33,877	$30,401	$22,988	$31,176
1.14%	1.15%	1.20%	1.09%	1.04%

1.15%	1.24%	1.33%	1.27%	1.17%
0.05%	0.60%	0.29%	0.44%	0.18%

0.04%	0.51%	0.16%	0.26%	0.05%
42%	37%	79%	84%	104%

29

Notes to financial statements
Delaware Small Cap Core Fund	November 30, 2011

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

30

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2008 – November 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2011.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date,

31

Notes to financial statements
Delaware Small Cap Core Fund

1. Significant Accounting Policies (continued)

subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended November 30, 2011.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended November 30, 2011.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended November 30, 2011, the Fund earned $132 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 1.15% of average daily net assets of the Fund through March 29, 2012. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of

32

the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended November 30, 2011, the Fund was charged $3,769 for these services.

DSC also provides dividend disbursing and transfer agency services. Effective July 18, 2011, the Fund pays DSC a monthly asset-based fee for these services. Prior to July 18, 2011, the Fund paid DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 29, 2012, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At November 30, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$44,528
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	1,715
Distribution fees payable to DDLP	13,247
Other expenses payable to DMC and affiliates*	2,515

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended November 30, 2011, the Fund was charged $1,906 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended November 30, 2011, DDLP earned $3,184 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2011, DDLP received gross CDSC commissions of $ 4 and $ 395 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

33

Notes to financial statements
Delaware Small Cap Core Fund

3. Investments

For the year ended November 30, 2011, the Fund made purchases of $31,262,385 and sales of $39,535,923 of investment securities other than short-term investments.

At November 30, 2011, the cost of investments for federal income tax purposes was $62,331,140. At November 30, 2011, the net unrealized appreciation was $7,192,672, of which $12,901,844 related to unrealized appreciation of investments and $5,709,172 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

34

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$67,261,037	$—	$—	$67,261,037
Short-Term Investments	—	1,469,729	—	1,469,729
Securities Lending Collateral	—	793,046	—	793,046
Total	$67,261,037	$2,262,775	$—	$69,523,812

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the year ended November 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2011 and 2010 was as follows:

	Year Ended
	11/30/11	11/30/10
Ordinary income	$313,244	$17,356

5. Components of Net Assets on a Tax Basis

As of November 30, 2011, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$73,989,580
Capital loss carryforwards	(12,529,273)
Unrealized appreciation	7,192,672
Net assets	$68,652,979

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the year ended November 30, 2011, the Fund recorded the following reclassifications.

Undistributed net investment income	$171,629
Paid-in capital	(171,629)

35

Notes to financial statements
Delaware Small Cap Core Fund

5. Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $8,542,640 was utilized in 2011. Capital loss carryforwards remaining at November 30, 2011 will expire as follows: $2,895,120 expires in 2016 and $9,634,153 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	11/30/11	11/30/10
Shares sold:
Class A	495,598	429,893
Class C	87,394	72,175
Class R	202,526	205,640
Institutional Class	564,736	711,873

Shares issued upon reinvestment of dividends and distributions:
Class A	6,438	—
Class R	746	—
Institutional Class	17,126	1,846
	1,374,564	1,421,427

Shares repurchased:
Class A	(563,294)	(1,154,997)
Class C	(190,556)	(181,685)
Class R	(198,480)	(167,239)
Institutional Class	(1,042,755)	(1,158,242)
	(1,995,085)	(2,662,163)
Net decrease	(620,521)	(1,240,736)

36

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 15, 2011.

On November 15, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Fund had no amounts outstanding as of November 30, 2011 or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment

37

Notes to financial statements
Delaware Small Cap Core Fund

8. Securities Lending (continued)

losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At November 30, 2011, the value of securities on loan was $1,019,534 for which cash collateral was received and invested in accordance with the Lending Agreement. At November 30, 2011, the value of invested collateral was $793,046. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

38

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended November 30, 2011. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to November 30, 2011 that would require recognition or disclosure in the Fund’s financial statements.

12. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

39

Notes to financial statements
Delaware Small Cap Core Fund

12. Tax Information (Unaudited) (continued)

For the fiscal year ended November 30, 2011, the Fund designates distributions paid during the year as follows:

(A) Ordinary Income Distributions* (Tax Basis)	100%
(B) Qualifying Dividends[1]	79%

(A) is based on a percentage of the Fund’s total distributions.
(B) is based on a percentage of the Fund’s ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
*For the fiscal year ended November 30, 2011, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003, and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010. The Fund intends to designate up to a maximum amount of $246,377 to be taxed at maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2011 Form 1099-DIV. Complete information will be computed and reported in conjunction with your 2010 or 2011 Form 1099-DIV.

40

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds V
and Shareholders of Delaware Small Cap Core Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Small Cap Core Fund (one of the series constituting Delaware Group Equity Funds V, hereafter referred to as the “Fund”) at November 30, 2011, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended November 30, 2009 were audited by other independent accountants whose report dated January 21, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 23, 2012

41

Other Fund information
(Unaudited)
Delaware Small Cap Core Fund

Board Consideration of Delaware Small Cap Core Fund Investment Advisory Agreement

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Small Cap Core Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Fund. The Board once again noted

42

the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap core funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three- and ten-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the five-year period was in the third quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for

43

Other Fund information
(Unaudited)
Delaware Small Cap Core Fund

Board Consideration of Delaware Small Cap Core Fund Investment Advisory Agreement (continued)

Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

44

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds V (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending November 30, 2011. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

45

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

46

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	74	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.2
Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007–2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

47

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

48

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	74	Chairman of Investment
(March 2004–Present)		Committee
		Pennsylvania Academy of
Investment Manager		Fine Arts
Morgan Stanley & Co.
(January 1984–March 2004)		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society

		Director
		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	74	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	74	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	74	None
Assurant, Inc. (Insurance)
(2002–2004)

49

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

50

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	74	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001–2009)

Director and Audit
Committee Chairperson
Andy Warhol Foundation
(1999–2007)

Executive Advisor to Dean	74	Trust Manager — Camden
(since August 2011) and		Property Trust
Interim Dean		(since August 2011)
(January 2011–July 2011) —
University of Miami School of		Board of Trustees
Business Administration		Thunderbird School of
Global Management
President — U.S. Trust,		(2007–2011)
Bank of America Private
Wealth Management		Board of Trustees
(Private Banking)		Carrollton School of the
(July 2007–December 2008)		Sacred Heart
(since 2007)
President and Director
(November 2005–June 2007) and		Board Member
Chief Executive Officer		Foreign Policy Association
(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
(Private Banking)		Board of Trustees
Georgetown Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)

51

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

52

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	74	Director and Audit
(January 2006–Present)		Committee Member
Vice President — Mergers & Acquisitions		Okabena Company
(January 2003–January 2006), and
Vice President and Treasurer		Chair — 3M
(July 1995–January 2003)		Investment Management
3M Corporation		Company

Founder	74	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director
Founder		Oxigene, Inc.
Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

53

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

54

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	74	None3
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	74	None3
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	74	None3
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	74	None3
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

55

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Small Cap Core shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

56

Annual report Delaware Small Cap Value Fund November 30, 2011 U.S. value equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Value Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Small Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation and
top 10 equity holdings	10
Statement of net assets	12
Statement of operations	18
Statements of changes in net assets	20
Financial highlights	22
Notes to financial statements	32
Report of independent registered
public accounting firm	43
Other Fund information	44
Board of trustees/directors and
officers addendum	48
About the organization	58

Unless otherwise noted, views expressed herein are current as of Nov. 30, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Small Cap Value Fund	December 6, 2011

Performance preview (for the year ended November 30, 2011)
Delaware Small Cap Value Fund (Class A shares)	1-year return	+4.99%
Russell 2000® Value Index (benchmark)	1-year return	+0.77%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Small Cap Value Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

During the Fund’s fiscal year ended Nov. 30, 2011, small-cap value stocks followed a sharp up-down-up pattern in response to decelerating global economic growth, a deepening credit crunch in the euro zone, and generally fragile investor sentiment regarding risk. Yet despite a drop of approximately 20% beginning in early July 2011, many small-cap stocks finished the fiscal year close to where they began 12 months earlier (source: Bloomberg).

At the beginning of the Fund’s fiscal year, securities markets were about a year and a half into a strong bull market. During the final weeks of 2010, optimism was high that the pace of economic growth would accelerate in 2011, led by recoveries in the labor and housing markets.

However, by early spring 2011, a series of events began to chip away at that optimism. First, fast-rising food and energy prices undermined consumer buying power. A broad bull market in commodities was driven by Federal Reserve policy that pushed the dollar lower, and by popular uprisings in the Middle East and Africa that toppled long-entrenched dictatorships and threatened energy supplies.

In March 2011, a devastating earthquake, tsunami, and nuclear crisis in Japan disrupted not only that country’s failing economy, but global supply chains as well. By summer, it was apparent to many that the U.S. economy was maintaining a very modest rate of growth and a double-dip recession was a real possibility. The economic backdrop grew more unsettled as a political showdown emerged over raising the nation’s debt ceiling, increasing the odds of a technical default on Treasury debt. No sooner had that issue been temporarily resolved than sovereign credit concerns flared up again in the euro zone. With bond yields rising in larger peripheral economies, most notably Italy and Spain, many investors feared that a breakup of the euro zone was a distinct possibility.

As the Fund’s fiscal year drew to a close, stock prices were mostly rising amid near hypervolatility. While the euro zone crisis remained unresolved, a consensus emerged that European politicians and institutions had heard the dire warnings from financial markets and were prepared to do whatever it took to keep the euro zone’s single currency experiment alive. Sentiment was further bolstered by the joint efforts of six global central banks to provide dollar liquidity

1

Portfolio management review
Delaware Small Cap Value Fund

to euro zone banks, thus attempting to ease fears of a freeze in credit availability. Finally, there were hopeful signs that the U.S. economy was gaining traction after the summer slowdown, with employment, manufacturing, and housing all showing signs of life.

Within the Fund

For the fiscal year ended Nov. 30, 2011, Delaware Small Cap Value Fund Class A shares returned +4.99% at net asset value and -1.05% at maximum offer price (both figures reflect all distributions reinvested). For the same period, the Fund’s benchmark, the Russell 2000 Value Index returned +0.77%. Complete annualized performance for Delaware Small Cap Value Fund is shown in the table on page 4.

Security selection, rather than sector allocation, was the driving force behind Fund performance for its fiscal year. Stock selection was strong in several sectors, including consumer services, financials, capital spending, transportation, utilities, and healthcare. Conversely, subpar stock selection detracted from performance in the energy, real estate investment trust (REIT), and consumer cyclicals sectors.

Harleysville Group, a property and casualty insurer, contributed to Fund performance for its fiscal year. In late September 2011, Nationwide Insurance offered to acquire the company in a deal that is expected to close during the first quarter of 2012. On the day of the announcement, after a sharp jump in its stock price, we opportunistically sold the shares.

Footwear retailer Genesco also contributed to performance, with its stock price pushed higher by rising earnings expectations and the encouraging same-store sales. We trimmed the Fund’s shares in the stock as the price rose, but continued to hold a significant allocation. Also, Big Lots, a retailer specializing in the sale of overstocked goods from other retailers, posted positive gains in the latter part of the Fund’s fiscal year — earnings were generally in line with expectations and the company continued repurchasing significant amounts of its own stock. We added to the Fund’s position because we believe the valuation is still compelling.

Finally, International Coal Group is a producer of metallurgical coal used in making steel as well as thermal coal that utilities use to generate electricity. The stock increased, as it benefited from an agreement in which Arch Coal acquired the company. We sold the stock shortly after the announcement of the acquisition’s completion in June 2011.

Several stocks detracted from the Fund’s performance during its fiscal year. Forest Oil struggled due to chronic weakness in natural gas prices, which remain near the low end of their historical ratio relative to oil prices. We think the gap should close over time and thus, we increased exposure to the stock on an incremental basis.

The Fund’s holdings in the diversified mining company Thompson Creek Metals also underperformed. The company extracts molybdenum oxide, which is used in steel production, from North American mines. We sold the stock at a loss when pricing power failed to develop and the company’s management added financial leverage.

Also within the basic industry sector, Ferro, a specialty chemical company that produces materials which enhance the performance of industrial, solar, and electronics products

2

failed to produce positive returns — the company’s stock declined 54% as earnings came in below expectations. We retained the Fund’s position in the stock, due to our positive view of its valuation and the strength of the company’s cash flow.

Finally, Checkpoint Systems, a company that provides in-store security screening equipment for the retail industry, detracted from Fund performance. We sold our shares after the company’s disappointing second and third quarter reports indicated the need for additional restructuring and layoffs.

We believe the Fund continues to be positioned to potentially benefit from a growing economy and it is therefore overweight in the more cyclical sectors of the domestic equity market, including consumer services, basic industries, and capital spending (although we have slightly reduced exposure to capital goods and commodity producers). We expect to continue to carry underweight positions in the more defensive areas of the market including REITs and utilities while being underweight in financial services.

3

Performance summary
Delaware Small Cap Value Fund	November 30, 2011

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through November 30, 2011
	1 year	5 years	10 years	Lifetime
Class A (Est. June 24, 1987)
Excluding sales charge	+4.99%	+1.71%	+8.76%	n/a
Including sales charge	-1.05%	+0.51%	+8.12%	n/a
Class B (Est. Sept. 6, 1994)
Excluding sales charge	+4.23%	+0.95%	+8.13%	n/a
Including sales charge	+0.23%	+0.58%	+8.13%	n/a
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+4.20%	+0.95%	+7.98%	n/a
Including sales charge	+3.20%	+0.95%	+7.98%	n/a
Class R (Est. June 2, 2003)
Excluding sales charge	+4.72%	+1.45%	n/a	+8.62%
Including sales charge	+4.72%	+1.45%	n/a	+8.62%
Institutional Class (Est. Nov. 9, 1992)
Excluding sales charge	+5.26%	+1.96%	+9.06%	n/a
Including sales charge	+5.26%	+1.96%	+9.06%	n/a

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from March 30, 2011, through March 29, 2012.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that

4

declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from March 30, 2011, through March 29, 2012.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 1.20% of the Fund’s average daily net assets from March 30, 2011, through March 29, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.49%	2.19%	2.19%	1.79%	1.19%
(without fee waivers)
Net expenses	1.44%	2.19%	2.19%	1.69%	1.19%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

5

Performance summary
Delaware Small Cap Value Fund

Performance of a $10,000 investment1
Average annual total returns from Nov. 30, 2001, through Nov. 30, 2011

For period beginning Nov. 30, 2001, through Nov. 30, 2011	Starting value	Ending value
Delaware Small Cap Value Fund — Class A Shares	$9,425	$21,830
Russell 2000 Value Index	$10,000	$19,429

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Nov. 30, 2001, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 6.

The chart also assumes $10,000 invested in the Russell 2000 Value Index as of Nov. 30, 2001. The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEVLX	246097109
Class B	DEVBX	246097307
Class C	DEVCX	246097406
Class R	DVLRX	246097505
Institutional Class	DEVIX	246097208

6

Disclosure of Fund expenses
For the six-month period from June 1, 2011 to November 30, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from June 1, 2011 to November 30, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware Small Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	6/1/11	11/30/11	Expense Ratio	6/1/11 to 11/30/11*
Actual Fund return
Class A	$1,000.00	$921.20	1.37%	$6.60
Class B	1,000.00	917.60	2.12%	10.19
Class C	1,000.00	917.60	2.12%	10.19
Class R	1,000.00	919.80	1.62%	7.80
Institutional Class	1,000.00	922.10	1.12%	5.40
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.20	1.37%	$6.93
Class B	1,000.00	1,014.44	2.12%	10.71
Class C	1,000.00	1,014.44	2.12%	10.71
Class R	1,000.00	1,016.95	1.62%	8.19
Institutional Class	1,000.00	1,019.45	1.12%	5.67

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

9

Security type/sector allocation and top 10 equity holdings
Delaware Small Cap Value Fund	As of November 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	97.01%
Basic Industry	8.74%
Business Services	1.74%
Capital Spending	9.57%
Consumer Cyclical	1.44%
Consumer Services	15.71%
Consumer Staples	0.91%
Energy	8.18%
Financial Services	20.64%
Healthcare	5.92%
Real Estate	3.31%
Technology	14.54%
Transportation	3.24%
Utilities	3.07%
Short-Term Investments	3.01%
Securities Lending Collateral	2.17%
Total Value of Securities	102.19%
Obligation to Return Securities Lending Collateral	(2.24%)
Receivables and Other Assets Net of Other Liabilities	0.05%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

10

Top 10 equity holdings	Percentage of net assets
Albemarle	2.77%
Whiting Petroleum	2.59%
United Rentals	2.24%
East West Bancorp	2.16%
Synopsys	2.08%
Infinity Property & Casualty	2.00%
Gardner Denver	1.89%
Platinum Underwriters Holdings	1.78%
FMC	1.69%
Chicago Bridge & Iron	1.65%

11

Statement of net assets
Delaware Small Cap Value Fund	November 30, 2011

		Number of shares	Value
Common Stock – 97.01%
Basic Industry – 8.74%
	Albemarle	282,700	$15,415,631
	Cytec Industries	125,200	5,904,432
†	Ferro	562,300	3,266,963
	FMC	112,200	9,415,824
*	Glatfelter	213,900	3,101,550
	Kaiser Aluminum	96,000	4,473,600
	Valspar	193,700	7,143,656
			48,721,656
Business Services – 1.74%
	Brink’s	149,900	3,690,538
	United Stationers	155,118	5,202,658
	Viad	44,500	825,475
			9,718,671
Capital Spending – 9.57%
	Actuant Class A	293,600	6,729,312
†	Altra Holdings	348,000	6,173,520
	Chicago Bridge & Iron	222,200	9,187,970
	Gardner Denver	122,900	10,534,988
	Regal Beloit	156,400	8,236,024
†	United Rentals	443,800	12,488,532
			53,350,346
Consumer Cyclical – 1.44%
*	Autoliv	66,400	3,537,792
*	Knoll	206,800	3,135,088
†	Meritage Homes	60,800	1,326,656
			7,999,536
Consumer Services – 15.71%
†	Big Lots	192,300	7,713,153
	Brinker International	183,100	4,409,048
	Cato Class A	194,500	4,977,255
	CEC Entertainment	154,100	5,190,088
†	Cheesecake Factory	175,700	4,982,852
*†	Children’s Place Retail Stores	107,700	5,801,799
†	Collective Brands	242,400	3,381,480
	Finish Line Class A	254,800	5,371,184
†	Genesco	90,800	5,361,740
†	Jack in the Box	201,100	4,122,550

12

		Number of shares	Value
Common Stock (continued)
Consumer Services (continued)
	Men’s Wearhouse	204,500	$5,691,235
	Meredith	130,900	3,796,100
	Movado Group	68,300	1,074,359
	PETsMART	146,500	7,068,625
	Rent-A-Center	171,100	6,151,045
*	Stage Stores	289,200	3,626,568
*†	Warnaco Group	71,900	3,644,611
	Wolverine World Wide	141,650	5,218,386
			87,582,078
Consumer Staples – 0.91%
	Ruddick	127,400	5,076,890
			5,076,890
Energy – 8.18%
†	Forest Oil	397,500	6,375,900
†	Helix Energy Solutions Group	377,000	6,687,980
†	Lone Pine Resources	419,106	3,139,104
	Patterson-UTI Energy	300,700	6,320,714
*	Southwest Gas	214,700	8,680,321
†	Whiting Petroleum	310,200	14,427,402
			45,631,421
Financial Services – 20.64%
	Bank of Hawaii	196,700	8,369,585
	Berkley (W.R.)	111,200	3,793,032
	Boston Private Financial Holdings	393,600	3,058,272
	Comerica	76,555	1,930,717
	Community Bank System	298,500	7,886,370
	CVB Financial	215,700	2,120,331
	East West Bancorp	614,523	12,026,214
	First Financial Bancorp	373,900	5,937,532
	First Midwest Bancorp	265,800	2,525,100
	Hancock Holding	266,300	8,131,471
@	Independent Bank	259,000	6,770,260
@	Infinity Property & Casualty	194,400	11,164,392
@	NBT Bancorp	418,700	8,918,310
	Platinum Underwriters Holdings	288,900	9,946,827
	S&T Bancorp	156,900	2,896,374
	Selective Insurance Group	506,800	8,352,064

13

Statement of net assets
Delaware Small Cap Value Fund

		Number of shares	Value
Common Stock (continued)
Financial Services (continued)
	StanCorp Financial Group	80,500	$2,838,430
	Univest Corp. of Pennsylvania	32,300	488,376
	Validus Holdings	145,484	4,377,614
	Wesbanco	181,700	3,568,588
			115,099,859
Healthcare – 5.92%
	Cooper	73,300	4,490,358
†	Haemonetics	76,000	4,501,480
*	Owens & Minor	177,600	5,470,080
	Service Corp. International	666,700	6,833,675
	Teleflex	81,700	4,973,896
	Universal Health Services Class B	167,000	6,716,740
			32,986,229
Real Estate – 3.31%
	Brandywine Realty Trust	346,837	3,020,950
	Education Realty Trust	300,600	2,801,592
	Government Properties Income Trust	122,900	2,673,075
	Highwoods Properties	157,700	4,548,068
	Washington Real Estate Investment Trust	199,000	5,414,790
			18,458,475
Technology – 14.54%
*	Black Box	123,013	3,509,561
†	Brocade Communications Systems	1,282,100	6,897,698
†	Cirrus Logic	427,100	6,957,459
†	Compuware	731,800	6,044,668
†	Electronics for Imaging	225,100	3,329,229
†	NetScout Systems	115,400	2,039,118
†	ON Semiconductor	871,000	6,558,630
†	Parametric Technology	421,600	8,781,928
†	Premiere Global Services	539,650	4,462,906
*@	QAD Class A	90,160	991,760
*@	QAD Class B	22,540	248,165
†	RF Micro Devices	804,600	5,012,658
†	Synopsys	415,200	11,613,144
†	Tech Data	140,700	6,926,661
†	Vishay Intertechnology	777,900	7,693,431
			81,067,016

14

	Number of shares	Value
Common Stock (continued)
Transportation – 3.24%
Alexander & Baldwin	194,200	$7,358,238
† Kirby	138,800	8,922,064
† Saia	152,500	1,773,575
		18,053,877
Utilities – 3.07%
Black Hills	99,100	3,245,525
El Paso Electric	237,900	8,212,308
NorthWestern	161,400	5,629,632
		17,087,465
Total Common Stock (cost $443,422,634)		540,833,519

	Principal amount
Short-Term Investments – 3.01%
≠Discount Note – 0.03%
Federal Home Loan Bank 0.01% 12/23/11	$200,449	200,447
		200,447
Repurchase Agreements – 2.98%
BNP Paribas 0.08%, dated 11/30/11, to be
repurchased on 12/1/11, repurchase price
$16,605,037 (collateralized by U.S. government
obligations 0.00%-4.25% 1/13/12-5/15/21;
market value $16,937,100)	16,605,000	16,605,000
		16,605,000
Total Short-Term Investments (cost $16,805,447)		16,805,447

Total Value of Securities Before Securities
Lending Collateral – 100.02% (cost $460,228,081)		557,638,966

	Number of shares
Securities Lending Collateral** – 2.17%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	316,166	305,606
Delaware Investments Collateral Fund No. 1	11,797,213	11,797,213
@†Mellon GSL Reinvestment Trust II	372,296	0
Total Security Lending Collateral (cost $12,485,675)		12,102,819

15

Statement of net assets
Delaware Small Cap Value Fund

Total Value of Securities – 102.19%
(cost $472,713,756)	$569,741,785	©
Obligation to Return Securities
Lending Collateral** – (2.24%)	(12,485,675)
Receivables and Other Assets
Net of Other Liabilities – 0.05%	270,666
Net Assets Applicable to 14,873,712
Shares Outstanding – 100.00%	$557,526,776

Net Asset Value – Delaware Small Cap Value Fund
Class A ($375,299,333 / 9,913,668 Shares)	$37.86
Net Asset Value – Delaware Small Cap Value Fund
Class B ($9,835,309 / 295,391 Shares)	$33.30
Net Asset Value – Delaware Small Cap Value Fund
Class C ($52,647,978 / 1,581,947 Shares)	$33.28
Net Asset Value – Delaware Small Cap Value Fund
Class R ($28,302,641 / 763,827 Shares)	$37.05
Net Asset Value – Delaware Small Cap Value Fund
Institutional Class ($91,441,515 / 2,318,879 Shares)	$39.43

Components of Net Assets at November 30, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$433,916,137
Accumulated net realized gain on investments	26,582,610
Net unrealized appreciation of investments	97,028,029
Total net assets	$557,526,776

†	Non income producing security.
*	Fully or partially on loan.
@	Illiquid security. At November 30, 2011, the aggregate value of illiquid securities was $28,092,887, which represented 5.04% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $12,851,543 of securities loaned.

16

Net Asset Value and Offering Price Per Share –
Delaware Small Cap Value Fund
Net asset value Class A (A)	$37.86
Sales charge (5.75% of offering price) (B)	2.31
Offering Price	$40.17

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

17

Statement of operations
Delaware Small Cap Value Fund	Year Ended November 30, 2011

Investment Income:
Dividends	$6,841,656
Securities lending income	29,917
Interest	8,834
Foreign tax withheld	(6,470)	$6,873,937

Expenses:
Management fees	3,808,803
Distribution expenses – Class A	1,019,253
Distribution expenses – Class B	122,248
Distribution expenses – Class C	544,571
Distribution expenses – Class R	156,458
Dividend disbursing and transfer agent fees and expenses	1,374,223
Accounting and administration expenses	200,155
Registration fees	96,346
Reports and statements to shareholders	92,434
Legal fees	44,205
Audit and tax	31,406
Trustees’ fees	27,030
Dues and services	11,700
Insurance fees	9,416
Custodian fees	9,373
Consulting fees	5,183
Pricing fees	3,076
Trustees’ expenses	1,664	7,557,544
Less waiver of distribution expenses – Class A		(169,875)
Less waiver of distribution expenses – Class R		(26,077)
Less expense paid indirectly		(1,193)
Total expenses		7,360,399
Net Investment Loss		(486,462)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments		27,352,166
Net change in unrealized appreciation (depreciation)		(6,539,548)
Net Realized and Unrealized Gain		20,812,618

Net Increase in Net Assets Resulting from Operations		$20,326,156

See accompanying notes, which are an integral part of the financial statements.

18

Statements of changes in net assets
Delaware Small Cap Value Fund

	Year Ended
	11/30/11	11/30/10
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(486,462)	$(483,604)
Net realized gain	27,352,166	16,083,685
Net change in unrealized appreciation (depreciation)	(6,539,548)	84,464,063
Net increase in net assets resulting from operations	20,326,156	100,064,144

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,185)	(143,912)
Class C	(509)	—
Institutional Class	—	(42,552)

Net realized gain on investments:
Class A	(1,183,704)	—
Class B	(58,291)	—
Class C	(219,108)	—
Class R	(84,036)	—
Institutional Class	(186,063)	—
	(1,735,896)	(186,464)
Capital Share Transactions:
Proceeds from shares sold:
Class A	151,663,684	69,133,015
Class B	167,931	256,093
Class C	13,933,835	5,440,766
Class R	20,205,702	8,274,775
Institutional Class	97,448,973	34,976,228

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,137,737	135,343
Class B	54,435	—
Class C	204,307	—
Class R	83,842	—
Institutional Class	136,429	42,441
	285,036,875	118,258,661

20

	Year Ended
	11/30/11	11/30/10
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(95,563,435)	$(71,846,195)
Class B	(5,241,706)	(7,834,135)
Class C	(12,778,850)	(12,744,076)
Class R	(13,626,473)	(8,353,991)
Institutional Class	(54,344,733)	(9,199,557)
	(181,555,197)	(109,977,954)
Increase in net assets derived
from capital share transactions	103,481,678	8,280,707
Net Increase in Net Assets	122,071,938	108,158,387

Net Assets:
Beginning of year	435,454,838	327,296,451
End of year (there was no undistributed
income at either year end)	$557,526,776	$435,454,838

See accompanying notes, which are an integral part of the financial statements.

21

Financial highlights
Delaware Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions:
Net investment income
From net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Year Ended
11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
$36.190	$27.530	$21.340	$ 36.000	$41.970

(0.008)	(0.003)	0.059	0.072	(0.050)
1.818	8.680	6.191	(11.314)	(2.647)
1.810	8.677	6.250	(11.242)	(2.697)

—	(0.017)	(0.060)	—	—
(0.140)	—	—	(3.418)	(3.273)
(0.140)	(0.017)	(0.060)	(3.418)	(3.273)

$37.860	$36.190	$27.530	$ 21.340	$36.000

4.99%	31.53%	29.01%	(34.55% )	(6.90% )

$375,299	$301,747	$233,317	$205,439	$389,129
1.37%	1.43%	1.43%	1.44%	1.37%

1.42%	1.49%	1.62%	1.52%	1.42%
(0.02% )	(0.01% )	0.27%	0.25%	(0.12% )

(0.07% )	(0.07% )	0.08%	0.17%	(0.17% )
29%	12%	19%	13%	23%

23

Financial highlights
Delaware Small Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Year Ended
11/30/11	11/30/10		11/30/09		11/30/08	11/30/07
$32.080	$24.570		$19.130		$ 32.860	$38.860

(0.262)	(0.214)		(0.088)		(0.127)	(0.314)
1.622	7.724		5.528		(10.185)	(2.413)
1.360	7.510		5.440		(10.312)	(2.727)

(0.140)	—		—		(3.418)	(3.273)
(0.140)	—		—		(3.418)	(3.273)

$33.300	$32.080		$24.570		$ 19.130	$32.860

4.23%	30.57%		28.44%		(35.08% )	(7.59% )

$9,835	$14,249		$17,532		$21,825	$54,684
2.12%	2.18%		2.18%		2.19%	2.12%

2.12%	2.19%		2.32%		2.22%	2.12%
(0.77% )	(0.76%	)	(0.48%	)	(0.50% )	(0.87% )

(0.77% )	(0.77%	)	(0.62%	)	(0.53% )	(0.87% )
29%	12%		19%		13%	23%

25

Financial highlights
Delaware Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Year Ended
11/30/11	11/30/10		11/30/09		11/30/08	11/30/07
$32.070	$24.560		$19.120		$ 32.850	$38.840

(0.260)	(0.215)		(0.090)		(0.126)	(0.314)
1.610	7.725		5.530		(10.186)	(2.403)
1.350	7.510		5.440		(10.312)	(2.717)

(0.140)	—		—		(3.418)	(3.273)
(0.140)	—		—		(3.418)	(3.273)

$33.280	$32.070		$24.560		$ 19.120	$32.850

4.20%	30.58%		28.45%		(35.05% )	(7.56% )

$52,648	$49,706		$44,564		$44,339	$97,428
2.12%	2.18%		2.18%		2.19%	2.12%

2.12%	2.19%		2.32%		2.22%	2.12%
(0.77% )	(0.76%	)	(0.48%	)	(0.50% )	(0.87% )

(0.77% )	(0.77%	)	(0.62%	)	(0.53% )	(0.87% )
29%	12%		19%		13%	23%

27

Financial highlights
Delaware Small Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

28

Year Ended
11/30/11	11/30/10		11/30/09		11/30/08	11/30/07
$35.510	$27.070		$20.970		$35.530	$41.550

(0.102)	(0.081)		0.003		(0.002)	(0.146)
1.782	8.521		6.097		(11.140)	(2.601)
1.680	8.440		6.100		(11.142)	(2.747)

(0.140)	—		—		(3.418)	(3.273)
(0.140)	—		—		(3.418)	(3.273)

$37.050	$35.510		$27.070		$20.970	$35.530

4.72%	31.18%		29.09%		(34.74% )	(7.11% )

$28,303	$20,757		$15,971		$12,761	$21,126
1.62%	1.68%		1.68%		1.69%	1.62%

1.72%	1.79%		1.92%		1.82%	1.72%
(0.27% )	(0.26%	)	0.02%		—	(0.37% )

(0.37% )	(0.37%	)	(0.22%	)	(0.13% )	(0.47% )
29%	12%		19%		13%	23%

29

Financial highlights
Delaware Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

30

Year Ended
11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
$37.590	$28.580	$22.170	$37.190	$43.140

0.090	0.081	0.116	0.148	0.049
1.890	9.005	6.427	(11.750)	(2.726)
1.980	9.086	6.543	(11.602)	(2.677)

—	(0.076)	(0.133)	—	—
(0.140)	—	—	(3.418)	(3.273)
(0.140)	(0.076)	(0.133)	(3.418)	(3.273)

$39.430	$37.590	$28.580	$22.170	$37.190

5.26%	31.85%	29.28%	(34.38% )	(6.65% )

$91,442	$48,996	$15,912	$13,920	$26,308
1.12%	1.18%	1.18%	1.19%	1.12%

1.12%	1.19%	1.32%	1.22%	1.12%
0.23%	0.24%	0.52%	0.50%	0.13%

0.23%	0.23%	0.38%	0.47%	0.13%
29%	12%	19%	13%	23%

31

Notes to financial statements
Delaware Small Cap Value Fund	November 30, 2011

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Investment company securities are valued at net asset value per share. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

32

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2008 – November 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on November 30, 2011.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the difference could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any are recorded on the ex-dividend date. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

33

Notes to financial statements
Delaware Small Cap Value Fund

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended November 30, 2011.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended November 30, 2011.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended November 30, 2011, the Fund earned $1,193 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 1.20% of average daily net assets of the Fund through March 29, 2012. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended November 30, 2011, the Fund was charged $ 25,189 for these services.

34

DSC also provides dividend disbursing and transfer agency services. Effective July 18, 2011, the Fund pays DSC a monthly asset-based fee for these services. Prior to July 18, 2011, the Fund paid DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 29, 2012 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At November 30, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$324,757
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	16,211
Distribution fees payable to DDLP	133,385
Other expenses payable to DMC and affiliates*	17,281

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended November 30, 2011, the Fund was charged $15,278 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended November 30, 2011, DDLP earned $40,251 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2011, DDLP received gross CDSC commissions of $53, $9,307 and $1,561 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

35

Notes to financial statements
Delaware Small Cap Value Fund

3. Investments

For the year ended November 30, 2011, the Fund made purchases of $245,792,854 and sales of $144,190,241 of investment securities other than short-term investments.

At November 30, 2011, the cost of investments for federal income tax purposes was $472,878,973. At November 30, 2011, the net unrealized appreciation was $96,862,812 of which $ 120,907,503 related to unrealized appreciation of investments and $24,044,691 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$540,833,519	$—	$—	$540,833,519
Short-Term Investments	—	16,805,447	—	16,805,447
Securities Lending Collateral	—	12,102,819	—	12,102,819
Total	$540,833,519	$28,908,266	$—	$569,741,785

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The value of Level 3 investments was zero at the beginning and end of the year and there was no change in unrealized appreciation/depreciation.

During the year ended November 30, 2011, there were no transfers between Level 1 Investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2011 and 2010 was as follows:

	Year Ended
	11/30/11	11/30/10
Ordinary income	$4,694	$184,464
Long-term capital gain	1,731,202	—
Total	$1,735,896	$184,464

5. Components of Net Assets on a Tax Basis

As of November 30, 2011, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$433,916,137
Undistributed Ordinary Income	5,055,993
Undistributed long-term capital gains	21,691,834
Unrealized appreciation	96,862,812
Net assets	$557,526,776

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the year ended November 30, 2011, the Fund recorded the following reclassifications.

Accumulated net realized gain	$(397,214)
Accumulated net investment loss	491,156
Paid in Capital	(93,942)

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Notes to financial statements
Delaware Small Cap Value Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	11/30/11	11/30/10
Shares sold:
Class A	4,049,492	2,114,409
Class B	4,661	8,932
Class C	405,160	187,602
Class R	537,051	256,654
Institutional Class	2,431,608	1,028,999

Shares issued upon reinvestment of dividends and distributions:
Class A	29,398	4,585
Class B	1,587	—
Class C	5,962	—
Class R	2,208	—
Institutional Class	3,391	1,388
	7,470,518	3,602,569

Shares repurchased:
Class A	(2,503,903)	(2,255,756)
Class B	(155,015)	(278,191)
Class C	(379,274)	(451,745)
Class R	(359,999)	(262,198)
Institutional Class	(1,419,438)	(283,813)
	(4,817,629)	(3,531,703)
Net increase	2,652,889	70,866

For the years ended November 30, 2011 and 2010, 70,557 Class B shares were converted to 62,342 Class A shares valued at $2,357,536 and 158,555 Class B shares were converted to 141,196 Class A shares valued at $4,460,506, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 15, 2011.

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On November 15, 2011, the Fund, along with the other participants, entered into an amendment to the agreement for a $125,000,000, revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Fund had no amounts outstanding as of November 30, 2011 or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less

39

Notes to financial statements
Delaware Small Cap Value Fund

8. Securities Lending (continued)

to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At November 30, 2011, the value of the securities on loan was $12,851,543, for which cash collateral was received and invested in accordance with the Lending Agreement. At November 30, 2011, the value of invested collateral was $12,102,819. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended November 30, 2011. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

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The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to November 30, 2011 that would require recognition or disclosure in the Fund’s financial statements.

12. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

41

Notes to financial statements
Delaware Small Cap Value Fund

12. Tax Information (Unaudited) (continued)

For the fiscal year ended November 30, 2011, the Fund designates distributions paid during the year as follows:

(A)	Long-Term Capital Gains Distributions (Tax Basis)	100%
(B)	Ordinary Income Distributions* (Tax Basis)	0%
	Total Distributions (Tax Basis)	100%
(C)	Qualifying Dividends[1]	100%

(A)	and (B) are based on a percentage of the Fund’s total distributions.
(C)	is based on a percentage of the Fund’s ordinary income distributions.
[1]Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

*For the fiscal year ended November 30, 2011, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010. The Fund intends to designate up to a maximum amount of $4,694 to be taxed at maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2010 or 2011 Form 1099-DIV. For the fiscal year ended November 30, 2011, certain interest income and short-term gains paid by the Fund, determined to be Qualified Interest Income and Short-Term Capital Gains, may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004 and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010. For the fiscal year ended November 30, 2011, the Fund has designated maximum distributions of Qualified Interest Income of $3,471.

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Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group Equity Funds V
and Shareholders of Delaware Small Cap Value Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Small Cap Value Fund (one of the series constituting Delaware Group Equity Funds V, hereafter referred to as the “Fund”) at November 30, 2011, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended November 30, 2009 were audited by other independent accountants whose report dated January 21, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 23, 2012

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Other Fund information
(Unaudited)
Delaware Small Cap Value Fund

Board Consideration of Delaware Small Cap Value Fund Investment Advisory Agreement

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Small Cap Value Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Fund. The Board once again noted the benefits provided to Fund shareholders

44

through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

Lipper currently classifies the Fund as a small cap core fund. However, Management believes that it would be more appropriate to include the Fund in the small cap value category. Accordingly, the Lipper report prepared for the Fund compares the Fund’s performance to two separate Performance Universes consisting of the Fund and all retail and institutional small cap core funds and all retail and institutional small cap value funds. When compared to small cap core funds, the Lipper report showed that the Fund’s total return for the one-, three- and ten-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the five-year period was in the second quartile. When compared to small cap value funds, the Lipper report showed that the Fund’s total return for the one- and three-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the five- and ten-year periods was in the second quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the

45

Other Fund information
(Unaudited)
Delaware Small Cap Value Fund

Board Consideration of Delaware Small Cap Value Fund Investment Advisory Agreement (continued)

contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

When compared to other small cap core funds, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. When compared to other small cap value funds, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that, when compared to other small cap value funds, the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through March 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

46

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

Change in Independent Registered Public Accounting Firm
Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds V (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending November 30, 2011. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

47

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

48

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	74	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007–2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

49

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

50

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	74	Chairman of Investment
(March 2004–Present)		Committee
		Pennsylvania Academy of
Investment Manager		Fine Arts
Morgan Stanley & Co.
(January 1984–March 2004)		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society

		Director
		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	74	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	74	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	74	None
Assurant, Inc. (Insurance)
(2002–2004)

51

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

52

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	74	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001–2009)

Director and Audit
Committee Chairperson
Andy Warhol Foundation
(1999–2007)

Executive Advisor to Dean	74	Trust Manager — Camden
(since August 2011) and		Property Trust
Interim Dean		(since August 2011)
(January 2011–July 2011) —
University of Miami School of		Board of Trustees
Business Administration		Thunderbird School of
Global Management
President — U.S. Trust,		(2007–2011)
Bank of America Private
Wealth Management		Board of Trustees
(Private Banking)		Carrollton School of the
(July 2007–December 2008)		Sacred Heart
(since 2007)
President and Director
(November 2005–June 2007) and		Board Member
Chief Executive Officer		Foreign Policy Association
(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
(Private Banking)		Board of Trustees
Georgetown Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)

53

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

54

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	74	Director and Audit
(January 2006–Present)		Committee Member
Vice President — Mergers & Acquisitions		Okabena Company
(January 2003–January 2006), and
Vice President and Treasurer		Chair — 3M
(July 1995–January 2003)		Investment Management
3M Corporation		Company

Founder	74	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director
Founder		Oxigene, Inc.
Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

55

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

56

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	74	None[3]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	74	None[3]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	74	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	74	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

57

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.
Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

58

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     John A. Fry
     Frances A. Sevilla-Sacasa
     Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $58,402 for the fiscal year ended November 30, 2011.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $60,600 for the fiscal year ended November 30, 2010.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended November 30, 2011.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $593,000 for the registrant’s fiscal year ended November 30, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; reporting up and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended November 30, 2010.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $84,000 for the registrant’s fiscal year ended November 30, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: audit procedures performed on Delaware Investments for its consolidation into Macquarie’s financial statements as of March 31, 2010.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $11,450 for the fiscal year ended November 30, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended November 30, 2011.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $11,150 for the fiscal year ended November 30, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $10,000 for the registrant’s fiscal year ended November 30, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: state and local tax services.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended November 30, 2011.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $25,000 for the registrant’s fiscal year ended November 30, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These other services were as follows: attest examination of management's assertion to the controls in place at the transfer agent to be in compliance with Rule 17ad-13(a)(3) of the Securities Exchange Act of 1934.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended November 30, 2010.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended November 30, 2010.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $5,228,766 and $0 for the registrant’s fiscal years ended November 30, 2011 and November 30, 2010, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds V

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	February 1, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	February 1, 2012

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	February 1, 2012